UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                   WASHINGTON, D.C. 20549
                                          --------

                                         FORM N-CSR
                                          --------

                     CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                   INVESTMENT COMPANIES

                        INVESTMENT COMPANY ACT FILE NUMBER 811-6557

                                     STI CLASSIC FUNDS
                    (Exact name of registrant as specified in charter)
                                          --------


                                       2 Oliver Street
                                      Boston, MA 02109
                    (Address of principal executive offices) (Zip code)

                               Trusco Capital Management, Inc.
                                 50 Hurt Plaza; Suite 1400
                                 Atlanta, Georgia 30303
                        (Name and address of agent for service)

           REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-428-6970

                            DATE OF FISCAL YEAR END: MAY 31, 2004

                        DATE OF REPORTING PERIOD: NOVEMBER 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                  SEMI-ANNUAL
.................................................................................

                                FINANCIAL REPORT

.................................................................................

                               STI CLASSIC FUNDS

.................................................................................

                            A Family of Mutual Funds

.................................................................................



                        PRIME QUALITY MONEY MARKET FUND

                          TAX-EXEMPT MONEY MARKET FUND

                  U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

                        U.S. TREASURY MONEY MARKET FUND

                      VIRGINIA TAX-FREE MONEY MARKET FUND


                               November 30, 2003


                        [STI CLASSIC FUNDS LOGO OMITTED]

Dear Valued STI Classic Funds Shareholder:


Following a rough first quarter, investors enjoyed above-average annualized equity market returns, while the fixed-income markets experienced a modest decline. The stock market, as measured by the S&P 500 Index, rose 10.80% on a total return basis for the six months ended November 30, 2003, while bonds, as measured by the Lehman Aggregate Bond Index, slipped 1.03%. This continued broadly based, positive equity market performance was most welcome following the worst three-year market since the 1930s. We remain positive on the economy and the stock market looking forward, but we also see some factors emerging in 2004 that could generate short-term turbulence.

The year got off to a rocky start amid a myriad of concerns including a sluggish economy, potential deflation, corporate malfeasance, and war with Iraq; any one of which would be sufficient to cause market turmoil. Layoffs, inventory reductions, and other cost cutting measures continued as corporations struggled to regain profitability. The S&P 500 Index fell 14.5% between November 30, 2002 and mid-March 2003. However, the consumer received new financial stimulus from another sharp drop in mortgage rates, an accommodative monetary policy from the Federal Reserve, and passage of a new tax cut package. This influx of funds, along with a competitive pricing environment, was enough to keep consumers in a buying mood despite a continued weak job market, and companies made significant strides in returning to profitability. By the fall of Baghdad in early April, it was evident that corporate earnings had turned the corner, and investors exited low-yielding bonds and money market funds in favor of stocks.

Within the equity markets, small-cap and international stocks generated the strongest returns, reinforcing the value of having a diversified portfolio. The S&P SmallCap 600 Index rose 23.90%, and the MSCI EAFE Index returned 20.26% between May 31 and November 30, 2003. Within the large-cap equity arena, which includes the S&P 500 Index, the initial market rally favored lower quality companies with severely depressed prices; what some have referred to as a "dash to trash." Higher quality companies with stronger earnings growth trailed. Within the fixed-income markets, the improving economy benefited credit-sensitive sectors, such as the corporate bond market, on a relative basis, while the high-yield market in particular surged over 9%.

Looking ahead, our expectations for the economy remain positive, highlighted by renewed job growth and further corporate capital investment. We remain positive on equities, but believe returns will be more challenging in the coming year. Thus, greater price sensitivity on individual issues is warranted. Deflation fears are abating, but the Federal Reserve will likely keep rates at or near the current four-decade low for a "considerable period", which should further support the expansion. Government spending will continue to be strong, and the decline in the dollar will improve the value of multinational foreign earnings. These factors, along with 2004 being a Presidential election year, should help sustain a favorable climate for corporate earnings and stock prices. However, over the near-term, the market advance could pause, consolidate, and digest the recent rally before moving higher. In the fixed-income markets, low inflation and a steady Federal Reserve policy should continue to support bond valuations over the near-term, but cyclical economic forces are likely to put pressure on inflation and lift bond yields from the current secular low.

We believe our emphasis on fundamental research on each company security we purchase will provide the kind of strong relative performance that our clients have come to know and expect from the STI Classic family of mutual funds. We thank you for the confidence and trust you show by investing in our Funds, and we will continue to earn and validate that trust.


                                           Sincerely,

                                           /s/Douglas S. Phillips

                                           Douglas S. Phillips, CFA
                                           Chief Investment Officer

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003                                 (UNAUDITED)



PRIME QUALITY MONEY MARKET FUND
--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (35.1%)
AGRICULTURE (0.6%)
   Cargill
     1.100%, 01/20/04              $ 35,191    $   35,137
                                               ----------
ASSET-BACKED (9.0%)
   Atlantis One Funding
     1.050%, 12/24/03                25,770        25,753
   Ciesco
     1.050%, 12/18/03                 4,000         3,998
     1.050%, 12/23/03                18,997        18,985
     1.090%, 01/07/04                71,290        71,210
     1.090%, 01/13/04                17,000        16,978
   Compass Securitization
     1.050%, 12/05/03                20,000        19,998
     1.050%, 12/09/03                 9,172         9,170
     1.050%, 12/22/03                39,620        39,596
     1.100%, 01/14/04                11,070        11,055
     1.100%, 01/15/04                 1,975         1,972
     1.090%, 01/22/04               100,000        99,843
   Dorada Finance
     1.120%, 01/12/04                 5,000         4,993
   Mane Funding
     1.110%, 01/20/04                10,000         9,985
   Starfish Global Funding
     1.070%, 12/18/03                80,145        80,104
     1.100%, 01/05/04                35,474        35,436
     1.100%, 01/14/04                10,356        10,342
     1.110%, 01/22/04                60,240        60,143
                                               ----------
                                                  519,561
                                               ----------
BANKING (9.8%)
   ANZ Delaware
     1.060%, 12/05/03                 3,250         3,250
   Citicorp
     1.065%, 12/04/03                50,000        49,996
     1.060%, 12/17/03               100,000        99,953
     1.070%, 12/18/03                25,000        24,987

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
BANKING -- CONTINUED
   Danske
     1.100%, 12/15/03              $  1,600    $    1,599
   Den Norske Bank
     1.100%, 01/13/04                94,610        94,486
   Depfa Bank
     1.100%, 01/26/04                20,000        19,966
   Dresdner U.S. Finance
     1.100%, 01/15/04               100,000        99,862
     1.100%, 01/20/04                25,000        24,962
   HSH Nord London
     1.100%, 01/14/04               100,000        99,866
     1.095%, 01/20/04                35,000        34,947
   Lloyds TSB Bank
     1.100%, 01/22/04                 1,900         1,897
   Societe Generale
     1.050%, 12/08/03                 8,500         8,498
     1.000%, 01/15/04                 2,000         1,997
   Spintab AB
     1.100%, 01/27/04                 4,900         4,891
                                               ----------
                                                  571,157
                                               ----------
CONSUMER PRODUCTS (1.3%)
   Diageo
     1.080%, 12/04/03                15,851        15,850
   Fortune Brands
     1.100%, 01/07/04                23,112        23,086
     1.100%, 01/08/04                36,000        35,958
                                               ----------
                                                   74,894
                                               ----------
DRUGS (1.8%)
   Cardinal Health
     1.070%, 12/29/03                14,000        13,988
   Schering-Plough
     1.120%, 12/01/03                70,000        70,000
     1.110%, 12/03/03                21,178        21,177
                                               ----------
                                                  105,165
                                               ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003



PRIME QUALITY MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)     VALUE (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES (1.6%)
   General Electric Capital
     1.050%, 12/03/03              $  4,090    $    4,090
     1.080%, 12/16/03                 1,600         1,599
   Rio Tinto
     1.060%, 12/10/03                85,723        85,700
                                               ----------
                                                   91,389
                                               ----------
INSURANCE (8.6%)
   Allianz Financial
     1.110%, 02/05/04                21,088        21,045
     1.120%, 02/19/04               120,000       119,701
   Fortis Funding
     1.050%, 12/04/03                18,570        18,568
     1.050%, 12/16/03                25,195        25,184
     1.050%, 12/17/03                35,136        35,120
     1.050%, 12/18/03                25,099        25,087
   Jefferson-Pilot
     1.050%, 12/05/03                 7,000         6,999
     1.060%, 12/15/03                12,000        11,995
     1.090%, 01/14/04                40,000        39,947
     1.100%, 01/16/04                36,000        35,949
     1.090%, 01/21/04                23,000        22,965
     1.050%, 01/26/04                37,000        36,937
   Swiss Re Financial
     1.100%, 02/05/04               100,000        99,798
                                               ----------
                                                  499,295
                                               ----------
INVESTMENT BANKERS/BROKER DEALERS (1.0%)
   Credit Suisse First Boston
     1.050%, 12/18/03                 6,000         5,997
   JP Morgan Chase
     1.050%, 12/03/03                 2,148         2,148
   Morgan Stanley
     1.110%, 07/27/04                50,000        50,000
                                               ----------
                                                   58,145
                                               ----------

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS (0.9%)
   CIT Group
     1.070%, 12/17/03              $  2,000    $    1,999
     1.150%, 01/14/04                 1,000           999
     1.130%, 01/22/04                16,285        16,258
   Household Finance
     1.100%, 01/30/04                25,000        24,954
   National Rural Utilities
     1.100%, 01/16/04                 6,810         6,801
                                               ----------
                                                   51,011
                                               ----------
RETAIL (0.0%)
   Wal-Mart
     1.050%, 12/01/03                 3,123         3,123
                                               ----------
UTILITIES (0.5%)
   Florida Power & Light
     1.060%, 12/17/03                20,000        19,991
   Southern Company Funding
     1.100%, 12/08/03                 1,370         1,370
     1.070%, 12/10/03                 5,900         5,898
                                               ----------
                                                   27,259
                                               ----------
Total Commercial Paper
     (Cost $2,036,136)                          2,036,136
                                               ----------
CORPORATE OBLIGATIONS (39.5%)
AGRICULTURE (2.2%)
   Cargill (C) (D)
     1.065%, 12/01/03                50,000        50,000
     1.060%, 12/01/03                50,000        50,000
   Cargill, MTN (A) (C) (D)
     1.220%, 02/19/04                25,000        25,003
                                               ----------
                                                  125,003
                                               ----------
ASSET-BACKED (6.2%)
   Beta Finance, MTN (A) (C) (D)
     1.223%, 02/04/04               100,000       100,014
     1.096%, 09/15/04                25,000        24,998

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)    VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED -- CONTINUED
   Dorada Finance (A) (C) (D)
     1.096%, 09/13/04              $125,000    $  125,000
   Onyx Acceptance Auto Trust,
   Ser 2003-B, Cl A1 (C) (D)
     1.250%, 12/15/03                 1,795         1,795
   Sigma Finance,
     MTN (A) (C) (D)
     1.086%, 09/01/04                50,000        49,993
     1.090%, 11/15/04                50,000        49,998
   Susquehanna Auto Lease
     Trust, Ser 2003-1,
     Cl A1 (A) (C) (D)
     1.120%, 04/14/04                 7,591         7,591
                                               ----------
                                                  359,389
                                               ----------
AUTO FINANCE (2.6%)
   BMW US Capital (A) (C) (D)
     1.120%, 12/10/03                25,000        25,000
   Toyota Motor Credit, MTN
     5.030%, 07/16/04                 1,250         1,279
   Volkswagen Credit,
     MTN (A) (C) (D)
     1.350%, 01/22/04               100,000       100,030
     1.280%, 06/11/04                25,000        25,015
                                               ----------
                                                  151,324
                                               ----------
BANKS (6.1%)
   Bank of Ireland, Ser E,
     MTN (C) (D)
     1.270%, 02/20/04                55,330        55,344
   Bank of New York (A) (C) (D)
     1.109%, 11/26/04                25,000        25,000
   Bank One, Ser A, MTN
     5.625%, 02/17/04                10,000        10,094
   Bank United, MTN
     5.400%, 02/02/04                66,425        66,887

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
BANKS -- CONTINUED
   Comerica Bank (C) (D)
     1.260%, 06/15/04              $  2,000    $    2,000
   Deutsche Ausgleichsbank
     6.500%, 09/15/04                 5,825         6,057
   Deutsche Bank Financial,
     MTN (C) (D)
     1.220%, 12/12/03                60,000        60,002
   First Union
     7.100%, 08/15/04                 1,241         1,290
   Marshall & Ilsley Bank (C) (D)
     1.190%, 12/19/03                10,000        10,000
   National Australia Bank (C) (D)
     1.140%, 12/19/03                 9,000         9,000
   Spintab AB, MTN (C) (D)
     1.180%, 04/16/04                50,000        50,007
   Wells Fargo, MTN (C) (D)
     1.190%, 11/12/04                50,000        50,000
   Wells Fargo, Ser C,
     MTN (C) (D)
     1.110%, 12/01/04                10,000        10,000
                                               ----------
                                                  355,681
                                               ----------
CHEMICALS (0.1%)
   EI du Pont de Nemours
     6.750%, 10/15/04                 3,792         3,964
                                               ----------
CONSUMER PRODUCTS (1.3%)
   Anheuser-Busch
     4.600%, 06/07/04                 3,000         3,051
   Grand Metropolitan
     7.125%, 09/15/04                26,085        27,243
   Grand Metropolitan (E)
     1.172%, 01/06/04                34,000        33,961
   Unilever
     7.250%, 07/07/04                 8,000         8,288
                                               ----------
                                                   72,543
                                               ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003



PRIME QUALITY MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)    VALUE (000)
--------------------------------------------------------------------------------
DRUGS (0.0%)
   Cardinal Health
     6.500%, 02/15/04              $  1,900    $    1,921
                                               ----------
FINANCIAL SERVICES (7.9%)
   American Express Credit, Ser B,
     MTN (C) (D)
     1.150%, 12/03/04                90,000        90,000
   American General Finance
     (C) (D)
     1.363%, 09/30/04                24,500        24,546
   American General, Western National
     7.125%, 02/15/04                15,000        15,181
   Associates (C) (D)
     1.240%, 06/15/04                75,000        75,000
   General Electric Capital
     (A) (C) (D)
     1.260%, 03/25/04                27,000        27,015
   General Electric Capital (C) (D)
     1.200%, 06/08/04                69,000        69,000
   General Electric Capital, MTN
     5.750%, 04/06/04                 1,934         1,964
   General Electric Capital, Ser A,
     MTN (C) (D)
     1.119%, 01/28/04                63,000        63,005
   International Lease Finance
     5.250%, 05/03/04                 4,600         4,665
   International Lease Finance, MTN
     5.500%, 06/07/04                12,663        12,931
   Prudential Funding (A) (C) (D)
     1.460%, 05/14/04                25,000        25,041
   USA Education (C) (D)
     1.420%, 06/16/04                40,000        40,069
   Wells Fargo Financial
     5.450%, 05/03/04                 7,420         7,553
                                               ----------
                                                  455,970
                                               ----------
--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)    VALUE (000)
--------------------------------------------------------------------------------
INSURANCE (1.5%)
   Fortis Finance, Ser E,
     MTN (C) (D)
     1.180%, 06/21/04              $ 50,000    $   49,991
   New York Life (A)
     6.400%, 12/15/03                38,825        38,901
                                               ----------
                                                   88,892
                                               ----------
INVESTMENT BANKERS/BROKER DEALERS (5.4%)
   Bear Stearns
     6.150%, 03/02/04                 2,000         2,023
   Bear Stearns (C) (D)
     1.470%, 12/01/03                10,000        10,000
   Bear Stearns, Ser B,
     MTN (C) (D)
     1.419%, 01/28/04                25,000        25,010
   Goldman Sachs Group,
     MTN (C) (D)
     1.370%, 01/14/04                50,000        50,017
     1.370%, 07/09/04                85,000        85,149
   Goldman Sachs Group, Ser B,
     MTN (C) (D)
     1.470%, 12/22/03                40,000        40,009
   JP Morgan Chase, MTN
     5.370%, 02/27/04                10,000        10,099
   Lehman Brothers Holdings,
     MTN (C) (D)
     1.420%, 06/10/04                10,000        10,017
   Morgan Stanley
     5.625%, 01/20/04                 2,935         2,953
   Morgan Stanley, Ser 1,
     MTN (C) (D)
     1.240%, 11/15/04                75,000        75,000
                                               ----------
                                                  310,277
                                               ----------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS (5.1%)
   CIT Group
     5.500%, 02/15/04              $ 34,170    $   34,407
     5.625%, 05/17/04                28,700        29,184
     7.125%, 10/15/04                13,674        14,315
   CIT Group, MTN
     5.570%, 12/08/03                31,000        31,026
     5.263%, 12/01/04                40,000        39,992
   CIT Group, MTN (C) (D)
     1.360%, 12/05/03                 1,000         1,000
     1.900%, 04/08/04                 6,000         6,015
   Household Finance
     6.000%, 05/01/04                 1,235         1,258
     8.000%, 08/01/04                 3,000         3,130
     5.875%, 09/25/04                17,500        18,115
   Household Finance,
     MTN (C) (D)
     1.640%, 12/19/03                 9,000         9,002
   National Rural Utilities
     6.000%, 01/15/04                 1,761         1,771
   National Rural Utilities (C) (D)
     1.120%, 01/16/04                 5,000         5,000
     1.120%, 01/20/04                25,000        25,000
   National Rural Utilities, Ser C,
     MTN (C) (D)
     2.161%, 04/26/04                74,876        75,174
                                               ----------
                                                  294,389
                                               ----------
PETROLEUM & FUEL PRODUCTS (0.0%)
   Chevron
     6.625%, 10/01/04                 1,000         1,043
   Exxon Capital (E)
     1.519%, 11/15/04                 1,500         1,478
                                               ----------
                                                    2,521
                                               ----------
RETAIL (0.0%)
   Wal-Mart
     6.550%, 08/10/04                 1,000         1,036
                                               ----------

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
TRANSPORT SERVICES (0.2%)
   United Parcel Service (C) (D)
     0.669%, 02/28/53              $  3,510    $    3,435
   United Technologies
     6.625%, 11/15/04                 6,150         6,442
                                               ----------
                                                    9,877
                                               ----------
UTILITIES (0.9%)
   Alabama Power (C) (D)
     1.260%, 12/29/03                54,890        54,896
                                               ----------
Total Corporate Obligations
     (Cost $2,287,683)                          2,287,683
                                               ----------
CERTIFICATES OF DEPOSIT (9.3%)
   Bank of Nova Scotia (C) (D)
     1.200%, 12/31/03                15,500        15,502
   Bayer Landesbank (C) (D)
     1.178%, 01/20/04                61,500        61,508
   Canadian Imperial (C) (D)
     1.213%, 02/04/04               100,000       100,016
   Depfa Bank (C) (D)
     1.110%, 01/12/04               100,000       100,000
   ING Bank (C) (D)
     1.110%, 01/20/04               100,000       100,000
     1.095%, 01/29/04                25,000        25,000
   Marsh & Ilsley Bank
     5.263%, 12/15/03                36,400        36,451
   National City Bank (C) (D)
     1.203%, 02/04/04               100,000       100,014
                                               ----------
Total Certificates of Deposit
     (Cost $538,491)                              538,491
                                               ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (7.7%)
   FHLB
     4.625%, 08/13/04                16,000        16,364
   FHLMC
     3.000%, 07/15/04               101,499       102,666
     4.500%, 08/15/04                38,725        39,627

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003



PRIME QUALITY MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------
                                   SHARES/FACE
                                  AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- CONTINUED
   FNMA (E)
     1.305%, 08/20/04             $  95,000    $   94,095
   SLMA
     1.311%, 07/26/04                60,000        60,070
   U.S. Treasury Notes
     7.875%, 11/15/04                50,000        53,096
     5.875%, 11/15/04                75,000        78,204
                                               ----------
Total U.S. Government Agency Obligations
     (Cost $444,122)                              444,122
                                               ----------
CASH EQUIVALENTS (5.2%)
   Federated Prime Obligation
     Money Market Fund,
     Institutional Shares        60,000,000        60,000
   Federated Prime Value
     Money Market Fund,
     Institutional Shares       240,000,000       240,000
                                               ----------
Total Cash Equivalents
     (Cost $300,000)                              300,000
                                               ----------
TIME DEPOSIT (2.1%)
   Branch Bank & Trust
     1.090%, 01/02/04              $125,000       125,000
                                               ----------
Total Time Deposit
     (Cost $125,000)                              125,000
                                               ----------
REPURCHASE AGREEMENTS (1.7%)
   Banque Nationale de Paris
     1.050%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $15,001,487
     (collateralized by U.S.
     Government Obligations:
     total market value
     $15,300,933) (B)                15,000        15,000

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   Bear Stearns
     0.995%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $7,642,970
     (collateralized by U.S.
     Government Obligations:
     total market value
     $7,798,420) (B)               $  7,642    $    7,642
   Lehman Brothers
     0.995%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $23,823,609
     (collateralized by U.S.
     Government Obligations:
     total market value
     $24,296,605) (B)                23,822        23,822
   Merrill Lynch
     0.995%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $10,440,194
     (collateralized by U.S.
     Government Obligations:
     total market value
     $10,651,114) (B)                10,439        10,439
   Morgan Stanley
     1.040%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $10,007,892
     (collateralized by U.S.
     Government Obligations:
     total market value
     $10,207,165) (B)                10,007        10,007

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




--------------------------------------------------------------------------------
                                    FACE
                                 AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   UBS Securities
     0.995%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $34,231,730
     (collateralized by U.S.
     Government Obligations:
     total market value
     $34,916,285) (B)               $34,229    $   34,229
                                               ----------
Total Repurchase Agreements
     (Cost $101,139)                              101,139
                                               ----------
Total Investments (100.6%)
   (Cost $5,832,571)                            5,832,571
                                               ----------
OTHER ASSETS AND LIABILITIES (-0.6%)
Investment Advisory Fees Payable                   (2,587)
Administration Fees Payable                          (337)
Distribution Fees Payable                            (278)
Custodian Fees Payable                                (29)
Transfer Agent Shareholder Servicing
   Fees Payable                                        (5)
Other Assets and Liabilities, Net                 (31,779)
                                               ----------
Total Other Assets and Liabilities                (35,015)
                                               ----------

NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 3,861,263,181 outstanding
   shares of beneficial interest                3,861,241
Paid in Capital -- A Shares
   (unlimited authorization -- no par value)
   based on 1,907,793,923 outstanding
   shares of beneficial interest                1,907,817

--------------------------------------------------------------------------------

                                              VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS -- CONTINUED
Paid in Capital -- L Shares
   (unlimited authorization -- no par value)
   based on 28,412,113 outstanding
   shares of beneficial interest               $   28,412
Distribution in excess of net investment
   income                                             (65)
Accumulated net realized gain
   on investments                                     151
                                               ----------
Total Net Assets (100.0%)                      $5,797,556
                                               ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($3,861,289,123 / 3,861,263,181 shares)     $     1.00
                                               ==========
 Net Asset Value, Offering and Redemption
   Price Per Share -- A Shares
   ($1,907,853,194 / 1,907,793,923 shares)     $     1.00
                                               ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- L Shares (1)
   ($28,413,980 / 28,412,113 shares)           $     1.00
                                               ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 34.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003



TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                 FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (95.8%)
ALABAMA (4.5%)
   Birmingham, Special Care
     Facilities, Carraway
     Methodist Health Project,
     Ser A, RB (LOC:
     Amsouth Bank) (C) (D)
     1.140%, 08/15/28               $ 9,795     $   9,795
   Birmingham, Special Care
     Facilities, Ser PT-510,
     RB (C) (D)
     1.230%, 11/15/20                14,540        14,540
   Cherokee, Industrial
     Development Board, BOC
     Group Project, RB (LOC:
     Wachovia Bank of Georgia)
     (C) (D)
     1.110%, 04/01/08                 3,500         3,500
   Covington County, GO (LOC:
     SouthTrust Bank) (C) (D)
     1.150%, 06/01/32                 2,355         2,355
   Daphne-Villa Mercy, Special
     Care Facility Authority,
     Mercy Medical Project, RB
     (LOC: Amsouth Bank) (C) (D)
     1.080%, 12/01/30                13,500        13,500
   Daphne-Villa Mercy, Special
     Care Facility Authority,
     Mercy Medical Project,
     RB (LOC: SouthTrust
     Bank) (C) (D)
     1.080%, 12/01/27                13,200        13,200
   Marion, Educational Building
     Authority, Judson College
     Project, RB (LOC: SouthTrust
     Bank) (C) (D)
     1.150%, 01/01/33                 6,775         6,775
                                                ---------
                                                   63,665
                                                ---------

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
ARIZONA (0.3%)
   Salt River Project, Agricultural
     Improvement & Power
     District, Electric System,
     Ser SG-10, RB (C) (D)
     1.150%, 01/01/30               $ 3,700     $   3,700
                                                ---------
CALIFORNIA (3.3%)
   Los Angeles, Regional Airports,
     Sublease Los Angeles
     International Airport,
     RB (LOC: Societe
     Generale) (C) (D)
     1.060%, 12/01/25                47,000        47,000
                                                ---------
COLORADO (0.4%)
   Colorado State, Multi-Family
     Housing Finance Authority,
     St. Moritz Project, Ser H, RB,
     FNMA (C) (D)
     1.100%, 10/15/16                 5,615         5,615
                                                ---------
CONNECTICUT (1.2%)
   Connecticut State, Ser 1060-R,
     GO (C) (D)
     1.090%, 11/15/09                 7,850         7,850
   Connecticut State, Ser PA-1056,
     GO, FSA (C) (D)
     1.090%, 05/15/10                10,000        10,000
                                                ---------
                                                   17,850
                                                ---------
DISTRICT OF COLUMBIA (1.7%)
   District of Columbia, George
     Washington University
     Project, Ser C, RB,
     MBIA (C) (D)
     1.120%, 09/15/29                 7,500         7,500

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- CONTINUED
   District of Columbia, Phillips
     College, RB (LOC: Bank of
     America) (C) (D)
     1.100%, 08/01/33               $ 6,000     $   6,000
   District of Columbia, Planned
     Parenthood, RB (LOC: Bank
     of America) (C) (D)
     1.100%, 12/01/29                 6,800         6,800
   District of Columbia,
     Thurgood Marshall Center,
     RB (LOC: Branch Banking &
     Trust) (C) (D)
     1.150%, 11/01/27                 3,720         3,720
                                                ---------
                                                   24,020
                                                ---------
FLORIDA (9.4%)
   Dade County, Water & Sewer
     System, RB, FGIC (C) (D)
     1.040%, 10/05/22                16,525        16,525
   Dade County, Water & Sewer
     System, Ser SG-74, RB (C) (D)
     1.150%, 10/01/25                10,000        10,000
   De Soto County, Industrial
     Development Authority,
     Tremron Project, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.250%, 11/01/15                 4,000         4,000
   Florida State, Housing Finance
     Authority, Brentwood Club
     Apartments Project, Ser A-1,
     RB (LOC: Amsouth Bank)
     (C) (D)
     1.120%, 01/15/35                10,400        10,400

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
FLORIDA -- CONTINUED
   Florida State, Housing Finance
     Authority, Brentwood Club
     Apartments Project, Ser A-1,
     RB, FNMA (C) (D)
     1.090%, 12/01/11               $ 3,000    $    3,000
   Florida State, Multi-Family
     Housing Finance Authority,
     Bainbridge Project, Ser M,
     RB, FNMA, AMT (C) (D)
     1.090%, 12/01/25                 6,370         6,370
   Florida State, Multi-Family
     Housing Finance Authority,
     St. Andrews Pointe
     Apartments, Ser E-1, RB,
     FNMA (LOC: Bank of
     America) (C) (D)
     1.110%, 06/15/36                 8,700         8,700
   Florida State, Multi-Family
     Housing Finance Authority,
     Stone Harbor Apartments,
     Ser K, RB (LOC: Amsouth
     Bank) (C) (D)
     1.120%, 07/15/36                 5,560         5,560
   Hillsborough County, Industrial
     Development Authority,
     Independent Day School
     Project, RB (LOC: Bank of
     America) (C) (D)
     1.150%, 09/01/26                 4,400         4,400
   Jacksonville, Economic
     Development Authority,
     Goodwill Project, RB (LOC:
     SouthTrust Bank) (C) (D)
     1.150%, 07/01/23                 2,600         2,600

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003



TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                 FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
FLORIDA -- CONTINUED
   Jacksonville, Health Facilities
     Authority, Taxable Charity
     OB Group, Ser C, RB, MBIA
     (C) (D)
     1.080%, 08/15/19               $ 9,600    $    9,600
   Manatee County, St. Stephens
     Upper School Project,
     RB (LOC: Bank of America)
     (C) (D)
     1.150%, 11/01/25                 3,900         3,900
   Miami-Dade County, Industrial
     Development Authority,
     Gulliver Schools Project,
     RB (LOC: Bank of America)
     (C) (D)
     1.150%, 09/01/29                 7,350         7,350
   Muniemae, RB (C) (D)
     1.220%, 12/19/05                 5,000         5,000
   Orange County, Housing
     Finance Authority, Charleston
     Club Apartments, Ser A, RB,
     FNMA (C) (D)
     1.090%, 07/15/34                 7,000         7,000
   Palm Beach County, Norton
     Gallery Project, RB (LOC:
     Northern Trust Company)
     (C) (D)
     1.120%, 05/01/25                 2,500         2,500
   Santa Rosa County, Health
     Facilities Authority, Baptist
     Hospital, RB (LOC: Bank of
     America) (C) (D)
     1.100%, 10/01/21                 8,400         8,400
   Sarasota County, Health
     Facilities Authority, Bay
     Village Project, RB (LOC:
     Bank of America) (C) (D)
     1.150%, 12/01/23                 4,600         4,600

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
FLORIDA -- CONTINUED
   Tampa Bay, Regional Water
     Supply Authority, RB (LOC:
     Bank of America) (C) (D)
     1.200%, 10/01/31               $ 9,300     $   9,300
   University of North Florida,
     Parking Systems Project,
     RB (LOC: First Union
     National Bank) (C) (D)
     1.150%, 05/01/28                 5,600         5,600
                                                ---------
                                                  134,805
                                                ---------
GEORGIA (3.1%)
   Atlanta, Airport Authority,
     Ser 313, RB, FGIC,
     AMT (C) (D)
     1.250%, 01/01/18                 3,335         3,335
   Cobb County, Educational
     Facilities Development
     Authority, Kennesaw State
     University Project, RB,
     AMBAC (C) (D)
     1.110%, 11/01/18                 5,305         5,305
   Fulton County, Development
     Authority, Metropolitan
     Atlanta YMCA Project, RB
     (LOC: Wachovia Bank of
     North Carolina) (C) (D)
     1.110%, 11/01/22                 8,500         8,500
   Georgia State, Eagle Trust,
     RB (C) (D)
     1.170%, 07/01/15                 7,025         7,025
   Houston County, Development
     Authority, Clean Control
     Project, RB, AMT (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.250%, 06/01/20                 2,975         2,975

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




--------------------------------------------------------------------------------
                                 FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
GEORGIA -- CONTINUED
   Metropolitan Atlanta, Rapid
     Transportation Authority,
     Ser SG-57, RB,
     AMBAC (C) (D)
     1.150%, 07/01/20               $ 5,000     $   5,000
   Mitchell County, Industrial
     Development Authority, City
     of Camille Project, RB (LOC:
     Wachovia Bank) (C) (D)
     1.160%, 03/01/15                 3,600         3,600
   Savannah, Economic
     Development Authority,
     Exempt Facilities-
     Construction Utilities Project,
     RB, AMT (LOC: Branch
     Banking & Trust) (C) (D)
     1.250%, 12/01/19                 2,065         2,065
   Savannah, Economic
     Development Authority,
     Kennickell Printing Project,
     RB, AMT (LOC: Branch
     Banking & Trust) (C) (D)
     1.250%, 09/01/11                 1,820         1,820
   Toombs County, Hospital
     Authority, Meadows Regional
     Medical, RB (LOC: Branch
     Banking & Trust) (C) (D)
     1.150%, 12/01/17                 4,900         4,900
                                                ---------
                                                   44,525
                                                ---------
IDAHO (0.1%)
   Idaho State, Housing & Finance
     Association, Ser PA-115,
     RB (C) (D)
     1.200%, 01/01/27                 2,091         2,091
                                                ---------

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
ILLINOIS (6.1%)
   Bloomington, Normal Airport
     Authority, GO (C) (D)
     1.200%, 01/01/12               $   900    $      900
   Chicago, Airport Special
     Facilities, Centerpoint
     O'Hare Project, RB, AMT
     (LOC: Bank One) (C) (D)
     1.200%, 09/01/32                 2,800         2,800
   Chicago, Merlots Project,
     Ser WWW, GO (C) (D)
     1.200%, 01/01/22                11,000        11,000
   Chicago, Water Authority,
     Merlots Project,
     Ser A, GO (C) (D)
     1.200%, 11/01/30                14,965        14,965
   Illinois State, Educational
     Facilities Authority, Chicago
     Childrens Museum Project,
     RB (LOC: Bank One) (C) (D)
     1.150%, 02/01/28                 1,600         1,600
   Illinois State, Educational
     Facilities Authority, Museum
     of Science & Industry Project,
     RB (LOC: Northern Trust
     Company) (C) (D)
     1.100%, 11/01/15                 4,700         4,700
   Illinois State, Health Facilities
     Authority, Advocate Health
     Care Project, Ser B, RB (C) (D)
     1.160%, 08/15/22                 2,200         2,200
   Illinois State, Health Facilities
     Authority, Proctor Hospital
     Project, RB (LOC: Bank One)
     (C) (D)
     1.150%, 01/01/12                 4,200         4,200

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003



TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
ILLINOIS -- CONTINUED
   Illinois State, Industrial
     Development Finance
     Authority, Derby Project, RB,
     AMT (LOC: Bank One)
     (C) (D)
     1.350%, 10/01/07               $   300     $     300
   Illinois State, Merlots, Ser B04,
     GO, FSA (C) (D)
     1.200%, 12/01/24                 7,245         7,245
   Illinois State, Regional
     Transportation Authority,
     Ser SG-82, RB, MBIA (C) (D)
     1.150%, 06/01/25                17,500        17,500
   Lockport, Industrial
     Development Authority,
     Panduit Project, RB, AMT
     (LOC: Fifth Third Bank)
     (C) (D)
     1.170%, 04/01/25                 2,000         2,000
   Macon County, Millikin
     University Project, RB,
     AMBAC (C) (D)
     1.100%, 10/01/28                 5,850         5,850
   Naperville, Heritage YMCA
     Group, RB (LOC: Fifth Third
     Bank) (C) (D)
     1.090%, 12/01/29                 8,000         8,000
   Savanna, Industrial
     Development Authority,
     Metform Project, Ser A, RB,
     AMT (LOC: Bank One)
     (C) (D)
     1.200%, 05/01/14                   500           500

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
ILLINOIS -- CONTINUED
   Savanna, Industrial
     Development Authority,
     Metform Project, Ser B, RB,
     AMT (LOC: Bank One)
     (C) (D)
     1.200%, 06/01/09               $ 1,400     $   1,400
   Wheeling, Industrial
     Development Authority,
     Circuit Service Project, RB,
     AMT (LOC: Bank One
     Illinois) (C) (D)
     1.350%, 04/01/18                 2,000         2,000
                                                ---------
                                                   87,160
                                                ---------
INDIANA (3.1%)
   Elkhart County, Industrial
     Economic Development
     Authority, Holly Park Project,
     RB, AMT (LOC: Bank One
     Indiana) (C) (D)
     1.350%, 02/01/10                 1,700         1,700
   Fort Wayne, Industrial
     Economic Development
     Authority, Technical Project,
     RB, AMT (LOC: First
     National Bank) (C) (D)
     1.200%, 07/01/09                 1,000         1,000
   Indiana State, Development
     Finance Authority, Christel
     House Project, RB (LOC: Fifth
     Third Bank) (C) (D)
     1.090%, 02/01/23                 7,255         7,255
   Indiana State, Development
     Finance Authority, Culver
     Educational Project,
     RB (LOC: Northern Trust
     Company) (C) (D)
     1.100%, 01/01/32                12,700        12,700

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
INDIANA -- CONTINUED
   Indiana State, Development
     Finance Authority, Historical
     Society Project, RB (LOC:
     Bank One Indiana) (C) (D)
     1.150%, 08/01/31               $ 1,200     $   1,200
   Indiana State, Health Facilities
     Financing Authority, Clarian
     Health Partners Project, Ser B,
     RB (C) (D)
     1.080%, 02/15/26                 2,000         2,000
   Jasper, Industrial Economic
     Development Authority,
     Wabash Valley Produce
     Project, RB, AMT (LOC:
     Bank One Indianapolis) (C) (D)
     1.350%, 06/01/05                   800           800
   La Porte County, Industrial
     Economic Development
     Authority, Pedcor
     Investments-Woodland
     Project, RB, AMT (LOC:
     FHLB) (C) (D)
     1.220%, 10/01/29                 2,000         2,000
   Marshall County, Industrial
     Economic Development
     Authority, Culver
     Educational Foundation
     Project, RB (LOC: Bank One)
     (C) (D)
     1.150%, 01/01/35                 8,300         8,300
   Warren Township, Vision 2005,
     Merlots, Ser A-52, RB, FGIC
     (C) (D)
     1.200%, 07/15/20                 6,600         6,600
                                                ---------
                                                   43,555
                                                ---------

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
IOWA (0.6%)
   Iowa State, Higher Education
     Authority, Private College-
     Graceland Project, RB (LOC:
     Bank of America) (C) (D)
     1.150%, 02/01/33               $ 3,900    $    3,900
   Sac County, Industrial
     Development Authority,
     Evapco Project, RB, AMT
     (LOC: Bank of America)
     (C) (D)
     1.250%, 07/01/16                 2,840         2,840
   West Des Moines, Commercial
     Development Authority,
     Greyhound Lines Project,
     RB (LOC: Wachovia Bank)
     (C) (D)
     1.120%, 12/01/14                 2,500         2,500
                                                ---------
                                                    9,240
                                                ---------
KANSAS (0.4%)
   Sedgwick & Shawnee Counties,
     Ser PT-227, RB (C) (D)
     1.200%, 12/01/22                 5,240         5,240
                                                ---------
KENTUCKY (0.3%)
   Campbell County, Industrial
     Building Authority, Hospital
     Imaging Project, RB (LOC:
     Fifth Third Bank) (C) (D)
     1.120%, 04/01/20                 2,920         2,920
   Kentucky State, Development
     District Financing Authority,
     RB (LOC: First Union
     National Bank) (C) (D)
     1.210%, 06/01/33                 1,000         1,000
                                                ---------
                                                    3,920
                                                ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003



TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
LOUISIANA (0.9%)
   East Baton Rouge, Pollution
     Control Authority, Exxon
     Project, RB (C) (D)
     1.030%, 11/01/19               $12,200     $  12,200
                                                ---------
MARYLAND (1.9%)
   Howard County, Economic
     Development Authority,
     Norbell School Project,
     RB (LOC: Branch Banking
     & Trust) (C) (D)
     1.150%, 02/01/28                 5,000         5,000
   Maryland State, Community
     Development Administration
     Authority, Ser 170, RB (C) (D)
     1.150%, 04/01/18                 5,380         5,380
   Maryland State, Economic
     Development Authority,
     YMCA Central Maryland
     Project, RB (LOC: Branch
     Banking & Trust) (C) (D)
     1.150%, 04/01/28                 5,000         5,000
   Maryland State, Ser PA-816,
     GO (C) (D)
     1.120%, 03/01/15                 5,995         5,995
   Montgomery County, Housing
     Opportunities Authority,
     Ser I, RB, AMT (C) (D)
     1.090%, 06/01/30                 6,000         6,000
                                                ---------
                                                   27,375
                                                ---------
MASSACHUSETTS (3.5%)
   Massachusetts Bay,
     Transportation Authority,
     Ser SG-156, RB (C) (D)
     1.080%, 07/01/30                21,000        21,000

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
MASSACHUSETTS -- CONTINUED
   Massachusetts State,
     Development Finance
     Authority, Ser PT-514,
     RB (C) (D)
     1.080%, 10/01/29               $ 3,830     $   3,830
   Massachusetts State, GO,
     FSA (C) (D)
     1.110%, 03/01/10                 9,965         9,965
     1.110%, 07/01/10                14,960        14,960
                                                ---------
                                                   49,755
                                                ---------
MICHIGAN (0.0%)
   Oakland County, Economic
     Development Authority,
     Moody Family Limited
     Project, RB, AMT (LOC: Bank
     One Michigan) (C) (D)
     1.350%, 09/01/12                   600           600
                                                ---------
MISSOURI (0.3%)
   Carthage, Industrial
     Development Authority,
     Schrieber Project, RB, AMT
     (LOC: First National Bank)
     (C) (D)
     1.200%, 11/01/10                 3,100         3,100
   Missouri State, Environmental
     Improvement & Energy
     Resource Authority, Utilicorp
     United Project, RB, AMT
     (LOC: Toronto Dominion
     Bank) (C) (D)
     1.200%, 05/01/28                   700           700
                                                ---------
                                                    3,800
                                                ---------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
MONTANA (0.6%)
   Missoula County, Economic
     Development Authority,
     Dinny Stranahan Research
     Project, RB (LOC: Northern
     Trust Company) (C) (D)
     1.100%, 06/01/20               $ 8,500     $   8,500
                                                ---------
NEVADA (1.0%)
   Clark County, Airport
     Improvement Authority, Sub-
     Lien Ser A-2, RB, AMT (LOC:
     Westdeutsche Landesbank)
     (C) (D)
     1.090%, 07/01/25                 4,020         4,020
   Nevada State, Ser 344, GO,
     FGIC (C) (D)
     1.230%, 05/15/28                 5,495         5,495
   Nevada State, Ser SG-114,
     RB (A) (C) (D)
     1.150%, 03/01/27                 5,000         5,000
                                                ---------
                                                   14,515
                                                ---------
NEW JERSEY (4.7%)
   New Jersey State, Ser PA-801,
     COP, FHLMC (C) (D)
     1.130%, 09/15/14                 7,495         7,495
   New Jersey State,
     Transportation Authority,
     Ser PA-802, RB, FSA (C) (D)
     1.100%, 12/15/09                10,000        10,000
   New Jersey State,
     Transportation Authority,
     Ser PA-902, RB, MBIA (C) (D)
     1.130%, 12/15/05                17,020        17,020

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
NEW JERSEY -- CONTINUED
   New Jersey, Economic
     Development Authority,
     RB, MBIA (C) (D)
     1.100%, 06/15/10               $15,730     $  15,730
     1.100%, 12/15/14                10,670        10,670
   New Jersey, Health Facilities
     Authority, Wood Johnson
     Project, RB (LOC: Wachovia
     Bank) (C) (D)
     1.080%, 07/01/23                 6,500         6,500
                                                ---------
                                                   67,415
                                                ---------
NEW YORK (13.1%)
   Metropolitan New York,
     Transportation Authority,
     Ser PA-1077, RB, FSA (C) (D)
     1.140%, 05/15/10                20,000        20,000
   New York City, Multi-Family
     Housing Finance Authority,
     90 Washington Street, Ser A,
     RB (LOC: KeyBank) (C) (D)
     1.070%, 07/01/35                40,715        40,715
   New York City, Municipal
     Water Financing Authority,
     Ser C, RB, FGIC (C) (D)
     1.050%, 06/15/22                10,000        10,000
   New York City, Municipal
     Water Financing Authority,
     Ser PA-454, RB (C) (D)
     1.120%, 07/15/30                14,500        14,500
   New York City, Municipal
     Water Financing Authority,
     Ser SGB-27, RB, FSA (C) (D)
     1.130%, 06/15/24                 9,000         9,000
   New York State, Dormitory
     Authority, Ser PA-781,
     RB, FSA (C) (D)
     1.120%, 05/15/17                 6,655         6,655

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003



TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
NEW YORK -- CONTINUED
   New York State, Housing
     Finance Agency, 900 8th
     Avenue Housing Project,
     RB (LOC: Keybank) (C) (D)
     1.110%, 11/01/35               $40,000     $  40,000
   New York State, Housing
     Finance Agency, Ser A,
     RB (LOC: FNMA) (C) (D)
     1.110%, 05/15/33                29,000        29,000
   New York State, Local
     Government Assistance,
     Ser PT-410, RB (C) (D)
     1.120%, 04/01/10                14,925        14,925
   Southeast New York, Industrial
     Development Agency,
     Unilock New York Project,
     RB, AMT (LOC: Bank One)
     (C) (D)
     1.200%, 12/01/12                 2,200         2,200
                                                ---------
                                                  186,995
                                                ---------
NORTH CAROLINA (5.6%)
   Charlotte, Airport Authority,
     Ser A, RB, AMT,
     MBIA (C) (D)
     1.090%, 07/01/17                 3,900         3,900
   Cleveland County, Family
     YMCA, RB (LOC: Branch
     Banking & Trust) (C) (D)
     1.150%, 08/01/18                 2,500         2,500
   Forsyth County,
     Communications System
     Project, COP (C) (D)
     1.150%, 10/01/12                11,530        11,530

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
NORTH CAROLINA -- CONTINUED
   Guilford County, Industrial &
     Recreational Facilities
     Authority, YMCA Project,
     RB (LOC: Branch Banking &
     Trust) (C) (D)
     1.150%, 02/01/23               $ 5,000    $    5,000
   Mecklenburg County, Public
     Improvements, Ser C,
     GO (C) (D)
     1.080%, 02/01/14                 5,000         5,000
   North Carolina State,
     Educational Facilities Finance
     Agency, Guilford College
     Project, RB, MBIA (C) (D)
     1.120%, 05/01/24                 2,100         2,100
   North Carolina State, Medical
     Care Authority, Westcare
     Health Systems, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.150%, 09/01/22                 4,800         4,800
   North Carolina State, Medical
     Care Commission, Friends
     Homes, RB (LOC: Bank of
     America) (C) (D)
     1.100%, 09/01/33                 7,165         7,165
   North Carolina State, Medical
     Care Community Hospital,
     Lutheran Services for the
     Aging Project, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.160%, 03/01/28                 8,135         8,135

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
NORTH CAROLINA -- CONTINUED
   University of North Carolina,
     Chapel Hill Hospital, Ser A,
     RB (C) (D)
     1.100%, 02/01/29               $30,000     $  30,000
                                                ---------
                                                   80,130
                                                ---------
OHIO (2.4%)
   Ohio State, Air Quality
     Development Authority, JMG
     Limited Partnership, Ser A,
     RB, AMT (LOC:
     Westdeutsche Landesbank)
     (C) (D)
     1.090%, 04/01/28                 3,000         3,000
   Ohio State, Higher Educational
     Facilities Commission,
     Pooled Financing Project,
     RB (LOC: Fifth Third Bank)
     (C) (D)
     1.200%, 09/01/18                 4,020         4,020
   Rickenbacker, Port Authority,
     YMCA of Central Ohio
     Project, RB (LOC: Fifth Third
     Bank) (C) (D)
     1.100%, 05/01/22                10,500        10,500
   Toledo, City Services, Special
     Assessment (LOC:
     Bank One) (C) (D)
     1.150%, 12/01/04                 8,600         8,600
   Warren County, Health Care
     Improvement, Otterbein
     Project, Ser A, RB (LOC: Fifth
     Third Bank) (C) (D)
     1.110%, 07/01/21                 8,245         8,245
                                                ---------
                                                   34,365
                                                ---------

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
PENNSYLVANIA (2.6%)
   Berks County, Industrial
     Development Authority,
     Kutztown University
     Foundation Project, RB (LOC:
     Wachovia Bank) (C) (D)
     1.110%, 01/01/27               $13,000     $  13,000
   Cambria County, Industrial
     Development Authority,
     Cambria Cogeneration
     Project, Ser A-1, RB, AMT
     (LOC: Bayerische Hypo-und
     Vereinsbank) (C) (D)
     1.250%, 12/01/28                 7,125         7,125
   Delaware River Port Authority,
     RB, FSA (C) (D)
     1.130%, 01/01/18                 7,000         7,000
   Philadelphia, Industrial
     Development Authority,
     Chemical Heritage
     Foundation Project, RB (LOC:
     Wachovia Bank) (C) (D)
     1.110%, 07/01/27                 9,420         9,420
                                                ---------
                                                   36,545
                                                ---------
RHODE ISLAND (0.4%)
   Rhode Island State, Health &
     Educational Building
     Authority, Ocean Street
     Assistance, RB (LOC:
     Sovereign Bank) (C) (D)
     1.080%, 07/01/31                 6,100         6,100
                                                ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003



TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
SOUTH CAROLINA (4.2%)
   Newberry County, Memorial
     Hospital Authority,
     Newberry County Memorial
     Hospital Project, RB (LOC:
     First Union National Bank)
     (C) (D)
     1.110%, 12/01/29               $10,000    $   10,000
   South Carolina State,
     Educational Facilities
     Authority, Charleston
     Southern University Project,
     RB (LOC: Bank of America)
     (C) (D)
     1.100%, 04/01/28                 5,750         5,750
   South Carolina State,
     Educational Facilities
     Authority, Newberry College
     Project, RB (LOC: Branch
     Banking & Trust) (C) (D)
     1.150%, 08/01/22                 3,890         3,890
   South Carolina State, Housing
     Finance & Development
     Authority, Ser PT-1272, RB,
     FHLMC (C) (D)
     1.230%, 12/15/30                10,000        10,000
   South Carolina State, Jobs
     Economic Development
     Authority, Anderson Area
     YMCA Project, RB (LOC:
     Bank of America) (C) (D)
     1.150%, 11/01/24                 7,100         7,100
   South Carolina State, Jobs
     Economic Development
     Authority, Carolina Village
     Project, RB (LOC: Branch
     Banking & Trust) (C) (D)
     1.150%, 02/01/22                 4,805         4,805

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
SOUTH CAROLINA -- CONTINUED
   South Carolina State, Jobs
     Economic Development
     Authority, Developmental
     Foundation Project, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.150%, 12/01/10               $ 6,000     $   6,000
   South Carolina State, Jobs
     Economic Development
     Authority, Diversified
     Coating Project, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.250%, 04/01/17                 1,900         1,900
   South Carolina State, Jobs
     Economic Development
     Authority, Sargent Metal
     Fabricators Project, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.250%, 11/01/22                 2,555         2,555
   South Carolina State, Jobs
     Economic Development
     Authority, YWCA Beaufort
     County Project, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.150%, 12/01/24                 3,450         3,450
   University of South Carolina,
     Development Foundation,
     RB (LOC: Branch Banking &
     Trust) (C) (D)
     1.150%, 12/01/10                 4,000         4,000
                                                ---------
                                                   59,450
                                                ---------

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
TENNESSEE (0.6%)
   Covington, Industrial
     Development Board, Charms
     Project, RB, AMT (LOC: Bank
     of America) (C) (D)
     1.200%, 06/01/27               $ 3,000     $   3,000
   Knox County, Industrial
     Development Board,
     Educational Services of
     America Project, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.150%, 12/01/22                 3,900         3,900
   Metropolitan Government
     Nashville & Davidson
     County, Nashville Christian
     School Project, RB (LOC:
     SouthTrust Bank) (C) (D)
     1.150%, 09/01/23                 1,665         1,665
                                                ---------
                                                    8,565
                                                ---------
TEXAS (4.9%)
   Coastal Bend, Health Facilities
     Development Authority,
     Incarnate World Health
     Systems Project, Ser B, RB,
     AMBAC (C) (D)
     1.110%, 08/15/28                17,400        17,400
   Gulf Coast Waste Disposal,
     Environmental Facilities,
     Exxon Mobil Project,
     RB (C) (D)
     1.050%, 09/01/25                 8,600         8,600
   Houston, Airport System,
     Ser SG-149, RB, FSA (C) (D)
     1.170%, 07/01/28                17,500        17,500

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
TEXAS -- CONTINUED
   Houston, Higher Education
     Finance Authority, Rice
     University, Ser SG-139,
     RB (C) (D)
     1.150%, 11/15/29               $ 3,100     $   3,100
   Houston, Water & Sewer
     System Authority, Ser SG-78,
     RB (C) (D)
     1.150%, 12/01/25                 8,835         8,835
   Pearland, Independent School
     District, Ser SG-106,
     GO (C) (D)
     1.150%, 02/15/22                   600           600
   Texas State, Eagle Trust,
     Ser 991301, GO (C) (D)
     1.170%, 06/01/25                 9,900         9,900
   Texas State, Lower Colorado
     River Authority, Merlots,
     Ser ZZZ, RB (C) (D)
     1.200%, 10/01/28                 3,500         3,500
                                                ---------
                                                   69,435
                                                ---------
VIRGINIA (7.6%)
   Alexandria, Redevelopment &
     Housing Authority,
     Ser PT-1251, RB
     1.250%, 10/07/04                 4,495         4,495
   Alexandria, Redevelopment &
     Housing Authority,
     Ser PT-1444, RB (C) (D)
     1.230%, 12/01/04                 1,000         1,000
   Arlington County, GO (C) (D)
     1.070%, 07/22/04                 4,700         4,700
   Charles City County, Waste
     Management Project,
     RB (LOC: Wachovia Bank)
     (C) (D)
     1.150%, 08/01/27                10,000        10,000

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003



TAX-EXEMPT MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Charlottesville, Industrial
     Development Authority,
     Seminole Project, Ser A,
     RB (LOC: Branch Banking &
     Trust) (C) (D)
     1.150%, 12/01/13               $ 3,635    $    3,635
   Clarke County, Industrial
     Development Authority,
     Powhatan School District
     Project, RB (LOC: Branch
     Banking & Trust) (C) (D)
     1.150%, 09/01/22                 1,600         1,600
   Danville, Industrial
     Development Authority,
     Institute of Advanced
     Research Project, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.150%, 08/01/12                 7,355         7,355
   Front Royal & Warren County,
     Industrial Development
     Authority, Warren Memorial
     Hospital Project, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.150%, 05/01/23                 3,150         3,150
   Hampton, Public
     Improvements, Ser PA-876,
     RB (C) (D)
     1.150%, 01/15/13                 6,500         6,500
   Hanover County, Industrial
     Development Authority,
     Covenant Woods Project,
     RB (LOC: Branch Banking &
     Trust) (C) (D)
     1.150%, 07/01/29                 7,040         7,040

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   King George County, Industrial
     Development Authority, King
     George Landfill Project,
     RB (LOC: Wachovia Bank)
     (C) (D)
     1.150%, 06/01/28               $ 3,300    $    3,300
   Louisa County, Industrial
     Development Authority,
     University of Virginia Health
     Services Foundation,
     RB (LOC: First Union
     National Bank) (C) (D)
     1.100%, 10/01/30                 3,000         3,000
   Norfolk, Eagle Trust,
     Ser 944601, GO (C) (D)
     1.170%, 06/01/05                 9,900         9,900
   Rockingham County, Industrial
     Development Authority,
     Sunnyside Presbyterian,
     RB (LOC: Branch Banking &
     Trust) (C) (D)
     1.150%, 12/01/33                 9,300         9,300
   Shenandoah County, Industrial
     Development Authority,
     Shenandoah Memorial
     Hospital, RB (LOC:
     Branch Banking &
     Trust) (C) (D)
     1.150%, 11/01/14                 3,520         3,520
   University of Virginia, Merlots,
     Ser B-31, RB (C) (D)
     1.200%, 06/01/27                 4,750         4,750
   Virginia Beach, Development
     Authority, Production Road
     Ventures, RB (LOC: Wachovia
     Bank) (C) (D)
     1.260%, 09/01/16                 1,200         1,200

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Virginia Beach, Development
     Authority, Ser PT-1146,
     RB (C) (D)
     1.160%, 07/01/06               $ 3,500     $   3,500
   Virginia College, Building
     Authority, Shenandoah
     University Project, RB
     (LOC: Branch Banking
     & Trust) (C) (D)
     1.120%, 05/01/32                 3,000         3,000
   Virginia State, Biotechnology
     Research Park Authority,
     RB (LOC: Wachovia Bank)
     (C) (D)
     1.110%, 04/01/27                 7,490         7,490
   Virginia State, Public School
     Authority, RB (C) (D)
     1.170%, 08/01/17                 4,180         4,180
   Virginia State, Public School
     Authority, Ser PT-1619,
     RB (C) (D)
     1.120%, 08/01/17                 2,500         2,500
   Williamsburg, Industrial
     Development Authority,
     Colonial Williamsburg,
     RB (LOC: First Union
     National Bank) (C) (D)
     1.110%, 10/01/35                 3,020         3,020
                                                ---------
                                                  108,135
                                                ---------
WASHINGTON (1.8%)
   King County, Water & Sewer
     Authority, RB, FSA (C) (D)
     1.150%, 01/01/10                 7,395         7,395
   Seattle, Ser 348, GO (C) (D)
     1.230%, 12/15/28                 4,495         4,495

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
WASHINGTON -- CONTINUED
   Washington State, Merlots,
     Ser B-23, GO, MBIA (C) (D)
     1.200%, 12/01/25               $10,000     $  10,000
   Washington State, Public Power
     Supply System, Nuclear
     Power Project No.1,
     Ser 1A-1, RB (LOC: Bank
     of America) (C) (D)
     1.050%, 07/01/17                 3,945         3,945
                                                ---------
                                                   25,835
                                                ---------
WISCONSIN (0.9%)
   Appleton, Industrial
     Development Authority, Pro
     Label Project, RB, AMT (LOC:
     Bank One) (C) (D)
     1.450%, 11/01/12                   585           585
   Germantown, Industrial
     Development Authority,
     Speaker Project, RB,
     AMT (LOC: Bank One
     Milwaukee) (C) (D)
     1.450%, 08/01/11                   625           625
   Holland, Industrial
     Development Authority,
     White Clover Dairy Project,
     RB, AMT (LOC: Bank One
     Wisconsin) (C) (D)
     1.350%, 06/01/13                 1,100         1,100
   Oconomowoc, Industrial
     Development Authority,
     Quest Technologies Project,
     RB, AMT (LOC: Bank One
     Wisconsin) (C) (D)
     1.350%, 05/01/18                 1,320         1,320

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003



TAX-EXEMPT MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------
                                 FACE AMOUNT
                                 (000)/SHARES  VALUE (000)
--------------------------------------------------------------------------------
WISCONSIN -- CONTINUED
   Wisconsin State, Health &
     Educational Facilities
     Authority, Felician Services
     Project, Ser A, RB,
     AMBAC (C) (D)
     1.080%, 01/01/20               $ 9,700    $    9,700
                                               ----------
                                                   13,330
                                               ----------
PUERTO RICO (0.6%)
   Puerto Rico Commonwealth,
     Ser PA-774 R, RB (C) (D)
     1.200%, 07/01/13                 8,810         8,810
                                               ----------
OTHER (3.7%)
   Puttable Floating Rate Option,
     Tax-Exempt Receipts,
     Cl A (C) (D)
     1.250%, 01/01/32                53,000        53,000
                                               ----------
Total Municipal Bonds
     (Cost $1,367,241)                          1,367,241
                                               ----------
CASH EQUIVALENT (0.9%)
   Financial Square Tax Free
     Portfolio                   12,992,924        12,993
                                               ----------
Total Cash Equivalent
     (Cost $12,993)                                12,993
                                               ----------
Total Investments (96.7%)
   (Cost $1,380,234)                            1,380,234
                                               ----------

--------------------------------------------------------------------------------

                                              VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (3.3%)
Investment Advisory Fees Payable               $     (536)
Administration Fees Payable                           (83)
Distribution Fees Payable                             (27)
Custodian Fees Payable                                (22)
Transfer Agent Shareholder Servicing
   Fees Payable                                        (1)
Other Assets and Liabilities, Net                  48,043
                                               ----------
Total Other Assets and Liabilities                 47,374
                                               ----------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 1,159,122,647 outstanding
   shares of beneficial interest                1,159,123
Paid in Capital -- A Shares
  (unlimited authorization -- no par value)
  based on 268,288,443 outstanding
  shares of beneficial interest                   268,289
Accumulated net realized gain
   on investments                                     196
                                               ----------
Total Net Assets (100.0%)                      $1,427,608
                                               ==========
 Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($1,159,290,002 / 1,159,122,647 shares)     $     1.00
                                               ==========
 Net Asset Value, Offering and Redemption
   Price Per Share -- A Shares
   ($268,317,714 / 268,288,443 shares)         $     1.00
                                               ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 34.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS NOVEMBER 30, 2003                                  (UNAUDITED)



U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
                                 FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (70.9%)
   FFCB (C) (D)
     0.999%, 08/24/04               $15,000      $ 14,993
   FHLB
     1.046%, 09/29/04                25,000        25,000
   FHLB, Ser 423
     1.036%, 12/17/04                30,000        29,995
   FHLB, Ser RX04
     1.020%, 06/09/04                50,000        50,000
   FHLB, Ser VI04
     1.066%, 10/06/04                25,000        25,000
   FHLMC (E)
     1.350%, 12/04/03                25,000        24,997
     1.080%, 12/15/03                20,000        19,992
     1.080%, 12/17/03                30,000        29,986
     1.080%, 01/21/04                20,000        19,969
     1.080%, 02/18/04                15,000        14,965
     1.217%, 02/26/04                25,000        24,926
     1.080%, 03/04/04                15,000        14,958
     1.200%, 06/21/04                15,000        14,899
   FHLMC, MTN
     1.200%, 08/06/04                20,000        20,000
   FHLMC, Ser 3, MTN (F)
     1.520%, 12/24/04                10,000        10,000
   FNMA
     1.035%, 01/29/04                35,000        34,999
     1.030%, 07/26/04                30,000        30,000
     1.076%, 08/13/04                35,000        35,000
     1.040%, 08/23/04                40,000        40,000
     1.500%, 09/24/04                15,000        15,000
   FNMA (E)
     1.055%, 12/24/03                25,000        24,983
     1.137%, 02/04/04                30,000        29,940
     1.185%, 04/30/04                15,000        14,925
     1.200%, 07/01/04                10,000         9,929
     1.340%, 08/20/04                10,000         9,902
     1.260%, 09/01/04                25,000        24,759
     1.190%, 09/17/04                10,000         9,904

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- CONTINUED
   SLMA
     1.026%, 12/18/03               $25,000      $ 25,000
                                                 --------
Total U.S. Government Agency Obligations
     (Cost $644,021)                              644,021
                                                 --------
REPURCHASE AGREEMENTS (30.2%)
   ABN-Amro
     1.030%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $43,766,929
     (collateralized by U.S.
     Government Obligations:
     total market value
     $44,638,436) (B) 43,763 43,763
   Banque Nationale de Paris
     1.050%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $29,562,690
     (collateralized by U.S.
     Government Obligations:
     total market value
     $30,151,307) (B)                29,560        29,560
   Bear Stearns
     0.995%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $10,679,974
     (collateralized by U.S.
     Government Obligations:
     total market value
     $10,893,007) (B)                10,679        10,679
   Lehman Brothers
     0.995%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $42,593,598
     (collateralized by
     U.S. Government Obligations:
     total market value
     $43,443,049) (B)                42,590        42,590

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003



U.S. GOVERNMENT SECURITIES MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------
                                 FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   Merrill Lynch
     0.995%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $24,048,654
     (collateralized by U.S.
     Government Obligations:
     total market value
     $24,528,551) (B)               $24,047      $  24,047
   Morgan Stanley
     1.040%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $54,794,903
     (collateralized by U.S.
     Government Obligations:
     total market value
     $55,885,958) (B)                54,790        54,790
   UBS Securities
     0.995%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $68,667,354
     (collateralized by U.S.
     Government Obligations:
     total market value
     $70,037,499) (B)                68,661        68,661
                                                 --------
Total Repurchase Agreements
     (Cost $274,090)                              274,090
                                                 --------
Total Investments (101.1%)
     (Cost $918,111)                              918,111
                                                 --------

--------------------------------------------------------------------------------

                                              VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.1%)
Investment Advisory Fees Payable                 $   (422)
Administration Fees Payable                           (53)
Distribution Fees Payable                             (28)
Custodian Fees Payable                                (10)
Transfer Agent Shareholder Servicing
   Fees Payable                                        (1)
Other Assets and Liabilities, Net                  (9,427)
                                                 --------
Total Other Assets and Liabilities                 (9,941)
                                                 --------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no
   par value) based on 671,347,246
   outstanding shares of beneficial interest      671,324
Paid in Capital -- A Shares
   (unlimited authorization -- no
   par value) based on 236,838,608
   outstanding shares of beneficial interest      236,861
Accumulated net realized loss on investments          (15)
                                                 --------
Total Net Assets (100.0%)                        $908,170
                                                 ========
Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($671,335,930 / 671,347,246 shares)           $   1.00
                                                 ========
Net Asset Value, Offering and Redemption
   Price Per Share -- A Shares
   ($236,833,965 / 236,838,608 shares)           $   1.00
                                                 ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 34.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS NOVEMBER 30, 2003                                  (UNAUDITED)



U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
                                 FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (25.6%)
   U.S. Treasury Notes
     3.250%, 12/31/03              $104,000    $  104,193
     5.875%, 11/15/04                50,000        52,153
     2.000%, 11/30/04                50,000        50,277
   U.S. Treasury Bill (E)
     0.926%, 12/26/03               100,000        99,935
   U.S. Treasury STRIP (E)
     1.008%, 02/15/04                30,000        29,936
                                               ----------
Total U.S. Treasury Obligations
     (Cost $336,494)                              336,494
                                               ----------
REPURCHASE AGREEMENTS (75.2%)
   ABN-Amro
     1.000%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $282,068,726
     (collateralized by U.S.
     Treasury Obligations:
     total market value
     $287,686,905) (B)              282,045       282,045
   Banque de Paribas
     1.020%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $55,154,090
     (collateralized by U.S.
     Treasury Obligations:
     total market value
     $56,252,757) (B)                55,149        55,149
   Bear Stearns
     0.995%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $9,863,462
     (collateralized by U.S.
     Treasury Obligations:
     total market value
     $10,061,700) (B)                 9,863         9,863

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   Deutsche Bank
     1.020%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $280,756,732
     (collateralized by U.S.
     Treasury Obligations:
     total market value
     $286,348,220) (B)             $280,733    $  280,733
   Dresdner Bank
     0.995%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $47,462,090
     (collateralized by U.S.
     Treasury Obligations:
     total market value
     $48,410,217) (B)                47,458        47,458
   Greenwich Capital
     0.995%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $56,514,529
     (collateralized by U.S.
     Treasury Obligations:
     total market value
     $57,644,309) (B)                56,510        56,510
   JP Morgan Chase
     0.995%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $56,561,588
     (collateralized by U.S.
     Treasury Obligations:
     total market value
     $57,690,942) (B)                56,557        56,557

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003



U.S. TREASURY MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------
                                 FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   Lehman Brothers
     0.995%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $55,691,322
     (collateralized by U.S.
     Treasury Obligations:
     total market value
     $56,803,372) (B)               $55,687    $   55,687
   Merrill Lynch
     0.995%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $37,459,456
     (collateralized by U.S.
     Treasury Obligations:
     total market value
     $38,208,000) (B)                37,456        37,456
   Morgan Stanley
     1.000%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $52,574,505
     (collateralized by U.S.
     Treasury Obligations:
     total market value
     $53,621,543) (B)                52,570        52,570
   UBS Securities
     0.995%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $54,422,162
     (collateralized by U.S.
     Treasury Obligations:
     total market value
     $55,506,007) (B)                54,418        54,418
                                               ----------
Total Repurchase Agreements
     (Cost $988,446)                              988,446
                                               ----------
Total Investments (100.8%)
   (Cost $1,324,940)                            1,324,940
                                               ----------

--------------------------------------------------------------------------------

                                               VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.8%)
Investment Advisory Fees Payable               $     (521)
Administration Fees Payable                           (65)
Custodian Fees Payable                                (15)
Transfer Agent Shareholder Servicing
   Fees Payable                                        (3)
Other Assets and Liabilities, Net                 (10,229)
                                               ----------
Total Other Assets and Liabilities                (10,833)
                                               ----------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no
   par value) based on 1,313,401,674
   outstanding shares of beneficial interest    1,313,402
Paid in Capital -- A Shares
   (unlimited authorization -- no
   par value) based on 400,398
   outstanding shares of beneficial interest          400
Distribution in excess of net investment
   income                                            (305)
Accumulated net realized gain
   on investments                                     610
                                               ----------
Total Net Assets (100.0%)                      $1,314,107
                                               ==========
 Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($1,313,706,378 / 1,313,401,674 shares)     $     1.00
                                               ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- A Shares
   ($400,378 / 400,398 shares)                 $     1.00
                                               ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 34.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS NOVEMBER 30, 2003                                  (UNAUDITED)



VIRGINIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (98.4%)
VIRGINIA (91.0%)
   Albemarle County, Industrial
     Development Authority,
     Eldercare Gardens Project, RB
     (LOC: Bank of America)
     (C) (D)
     1.100%, 12/01/05               $ 2,445      $  2,445
   Albemarle County, Industrial
     Development Authority,
     University of Virginia
     Health Services Project,
     RB (LOC: First Union
     National Bank) (C) (D)
     1.110%, 10/01/22                 6,360         6,360
   Alexandria, Industrial
     Development Authority,
     Alexandria County Day
     School, RB (LOC: First Union
     National Bank) (C) (D)
     1.160%, 06/01/25                 4,400         4,400
   Alexandria, Industrial
     Development Authority,
     American Red Cross Project,
     RB (LOC: First Union
     National Bank) (C) (D)
     1.160%, 01/01/09                 2,930         2,930
   Alexandria, Industrial
     Development Authority,
     Association for Supervision
     & Currency Project,
     RB (LOC: First Union
     National Bank) (C) (D)
     1.110%, 07/01/23                 1,485         1,485
   Alexandria, Industrial
     Development Authority,
     Pooled Loan Program, Sub-
     Ser A, RB (LOC: Bank of
     America) (C) (D)
     1.100%, 07/01/26                 1,000         1,000

--------------------------------------------------------------------------------
                                 FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Arlington County, Ballston
     Public Parking Project, RB
     (LOC: Citibank) (C) (D)
     1.100%, 08/01/17               $ 7,000      $  7,000
   Ashland, Industrial
     Development Authority,
     Health & Community
     Services Facilities Authority,
     YMCA Greater Richmond
     Project, Ser A, RB (LOC: First
     Union National Bank) (C) (D)
     1.110%, 11/01/20                 8,955         8,955
   Ashland, Industrial
     Development Authority,
     Interflex Group Project, RB,
     AMT (LOC: First Union
     National Bank) (C) (D)
     1.260%, 07/01/19                 5,600         5,600
   Chesapeake Bay, Bridge &
     Tunnel Community District
     Authority, General Resolution
     Project, RB, MBIA (C) (D)
     1.170%, 07/01/25                 6,755         6,755
   Chesterfield County, Industrial
     Development Authority,
     Virginia State University Real
     Estate, Ser A, RB (LOC: Bank
     of America) (C) (D)
     1.100%, 07/01/29                 1,265         1,265
   Clark County, Industrial
     Development Authority,
     Winchester Medical Center
     Project, RB, FSA (C) (D)
     1.220%, 01/01/30                10,000        10,000

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003



VIRGINIA TAX-FREE MONEY MARKET FUND--CONTINUED
--------------------------------------------------------------------------------
                                 FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Danville, Industrial Development
     Authority, Institute of
     Advanced Research Project, RB
     (LOC: Branch Banking
     & Trust) (C) (D)
     1.150%, 08/01/12              $  3,640      $  3,640
   Danville, Industrial Development
     Authority, Ser PT-1663, RB,
     AMBAC (C) (D)
     1.150%, 10/01/28                 5,760         5,760
   Fairfax County, Economic
     Development Authority, Cable
     Access Recovery, Ser A, RB
     (LOC: First Union National
     Bank) (C) (D)
     1.210%, 05/01/25                 1,325         1,325
   Fairfax County, Economic
     Development Authority, Flint
     Hill School Project,
     RB (LOC: First Union
     National Bank) (C) (D)
     1.150%, 09/01/21                 4,760         4,760
   Fairfax County, Industrial
     Development Authority,
     Fairfax Hospital Project, Ser A,
     RB (C) (D)
     1.030%, 10/01/25                 1,325         1,325
   Fairfax County, Industrial
     Development Authority,
     Innovations Health Systems,
     RB (C) (D)
     1.030%, 01/01/30                 5,000         5,000
   Fairfax County, Ser 392,
     COP (C) (D)
     1.150%, 04/15/32                14,450        14,450

--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Fairfax County, Ser II-R 207,
     GO (C) (D)
     1.200%, 06/01/05              $  2,500      $  2,500
   Fairfax County, Water Authority,
     Municipal Trade Receipts
     Project, RB (C) (D)
     1.150%, 04/01/30                 7,850         7,850
   Greenville County, Industrial
     Development Authority, Blue
     Ridge School Project,
     RB (LOC: Branch Banking &
     Trust) (C) (D)
     1.150%, 06/01/26                 5,500         5,500
   Hampton, Redevelopment &
     Housing Authority, Multi-
     Family Housing, Avalon at
     Hampton Inn Project, Ser A, RB
     (LOC: Credit Suisse First
     Boston) (C) (D)
     1.080%, 06/15/26                 2,750         2,750
   Hampton, Redevelopment &
     Housing Authority, Multi-
     Family Housing, Avalon
     Pointe Project, RB, AMT,
     FNMA (C) (D)
     1.100%, 06/15/26                 4,537         4,537
   Hanover County, Industrial
     Development Authority,
     Covenant Woods Project, RB
     (LOC: Branch Banking & Trust)
     (C) (D)
     1.150%, 07/01/29                10,170        10,170
   Henrico County, Economic
     Development Authority,
     Stewart School Project, RB
     (LOC: Branch Banking & Trust)
     (C) (D)
     1.150%, 07/01/33                 3,000         3,000

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




--------------------------------------------------------------------------------
                                 FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Loudoun County, Industrial
     Development Authority,
     Howard Hughes Medical
     Project, Ser D, RB (C) (D)
     1.070%, 02/15/38               $ 6,000     $   6,000
   Loudoun County, Industrial
     Development Authority,
     Howard Hughes Medical
     Project, Ser F, RB (C) (D)
     1.040%, 02/15/38                 5,000         5,000
   Louisa County, Industrial
     Development Authority,
     Pooled Financing Project,
     RB (LOC: Bank of
     America) (C) (D)
     1.100%, 01/01/20                 1,260         1,260
   Lynchburg, Industrial
     Development Authority,
     Aerofin Project, RB, AMT
     (LOC: PNC Bank) (C) (D)
     1.250%, 03/01/29                 2,075         2,075
   Lynchburg, Industrial
     Development Authority,
     Educational Facilities,
     Randolph Macon Project,
     RB (LOC: Wachovia
     Bank) (C) (D)
     1.110%, 09/01/23                 7,935         7,935
   Newport News, Economic
     Development Authority,
     Jefferson Point Development
     Project, RB (LOC: Credit
     Suisse First Boston) (C) (D)
     1.150%, 11/01/11                 5,200         5,200

--------------------------------------------------------------------------------
                                 FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Newport News,
     Redevelopment & Housing
     Authority, Ser PT-1374,
     RB (C) (D)
     1.150%, 07/01/25               $ 8,735     $   8,735
   Norfolk, Industrial
     Development Authority,
     Children's Hospital
     Facilities Project, RB (LOC:
     Wachovia Bank) (C) (D)
     1.100%, 06/01/20                15,300        15,300
   Norfolk, Redevelopment &
     Housing Authority, Old
     Dominion Project, RB (LOC:
     Bank of America) (C) (D)
     1.100%, 08/01/33                 3,000         3,000
   Norfolk, Ser 944601,
     GO (C) (D)
     1.170%, 06/01/05                12,500        12,500
   Orange County, Industrial
     Development Authority,
     Zamma Project, RB (LOC:
     SouthTrust Bank) (C) (D)
     1.320%, 12/01/22                 2,000         2,000
   Portsmouth, Industrial
     Development Authority,
     Fairwood Homes Project,
     Ser A, RB (LOC: Bank of
     America) (C) (D)
     1.150%, 11/01/27                 2,720         2,720
   Prince Edward County,
     Industrial Development
     Authority, Eldercare of
     Virginia Project, RB (LOC:
     Bank of America) (C) (D)
     1.100%, 08/01/05                 2,050         2,050

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003



VIRGINIA TAX-FREE MONEY MARKET FUND--CONCLUDED
--------------------------------------------------------------------------------
                                 FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Prince George County,
     Industrial Development
     Authority, Metropolitan Span
     Project, RB, AMT (LOC: Bank
     One Texas) (C) (D)
     1.350%, 09/01/19               $ 5,155     $   5,155
   Richmond, Redevelopment &
     Multi-Family Housing
     Authority, Belmont
     Apartments Project, RB
     (LOC: First Union National
     Bank) (C) (D)
     1.110%, 04/01/07                 1,880         1,880
   Roanoke, Industrial
     Development Authority,
     Hollins University Project, RB
     (LOC: First Union National
     Bank) (C) (D)
     1.110%, 05/01/15                 5,500         5,500
   University of Virginia, Ser A,
     RB (C) (D)
     1.070%, 06/01/34                11,000        11,000
   Virginia Beach, Development
     Authority, Multi-Family
     Housing, Ser PT-1146,
     RB (C) (D)
     1.160%, 07/01/06                 2,500         2,500
   Virginia Beach, Development
     Authority, Multi-Family
     Housing, Ser PT-1262,
     RB (C) (D)
     1.230%, 04/01/42                 7,255         7,255
   Virginia Beach, Development
     Authority, Westminster-
     Canterbury Project, Ser B, RB
     (LOC: First Union National
     Bank) (C) (D)
     1.110%, 11/01/06                   150           150

--------------------------------------------------------------------------------
                                 FACE AMOUNT
                                      (000)   VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Virginia Beach, Industrial
     Development Authority,
     Ocean Ranch Project, RB
     (LOC: Branch Banking &
     Trust) (C) (D)
     1.150%, 07/01/17               $ 1,815      $  1,815
   Virginia State, Commonwealth
     Transportation Board
     Authority, Ser SG-134,
     RB (C) (D)
     1.150%, 05/15/22                 2,600         2,600
   Virginia State, Port Authority,
     Ser SG-111, RB (C) (D)
     1.200%, 07/01/24                14,705        14,705
   Virginia State, Public Building
     Authority, Ser 131, RB,
     MBIA (C) (D)
     1.160%, 08/01/19                 1,785         1,785
   Virginia State, Public School
     Authority, Ser 431, RB (C) (D)
     1.120%, 08/01/06                 2,000         2,000
   Virginia State, Public School
     Authority, Ser A PT-1619,
     RB (C) (D)
     1.120%, 08/01/17                 8,000         8,000
   Virginia State, Resource
     Authority, Clean Water
     Project, Ser PA-790,
     RB (C) (D)
     1.150%, 10/01/16                 4,300         4,300
   Virginia State, Small Business
     Financing Authority, Clark
     County Industrial
     Development Project, RB,
     AMT (LOC: Branch Banking
     & Trust) (C) (D)
     1.250%, 07/01/25                 1,785         1,785

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




--------------------------------------------------------------------------------
                                 FACE AMOUNT
                                      (000)    VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- CONTINUED
   Virginia State, Transportation
     Board Authority, Eagle Trust,
     Ser 994601, RB (C) (D)
     1.170%, 05/15/19               $10,560      $ 10,560
   Williamsburg, Industrial
     Development Authority,
     Colonial Williamsburg
     Museum Foundation
     Project, RB (LOC: Bank of
     America) (C) (D)
     1.100%, 12/01/18                   600           600
                                                 --------
                                                  286,127
                                                 --------
PUERTO RICO (7.4%)
   Puerto Rico Commonwealth,
     GO, MBIA (C) (D)
     1.090%, 07/01/20                 3,000         3,000
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, RB (C) (D)
     1.090%, 01/01/09                 5,000         5,000
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, RB, FSA (C) (D)
     1.090%, 07/01/18                   995           995
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, RB, MBIA (C) (D)
     1.090%, 07/01/26                 1,800         1,800
   Puerto Rico, Electric Power
     Authority, RB (C) (D)
     1.090%, 07/01/16                 7,500         7,500
   Puerto Rico, Municipal
     Financial Authority,
     RB (C) (D)
     1.090%, 08/01/19                 5,000         5,000
                                                 --------
                                                   23,295
                                                 --------

--------------------------------------------------------------------------------

                                     SHARES   VALUE (000)
--------------------------------------------------------------------------------
Total Municipal Bonds
     (Cost $309,422)                             $309,422
                                                 --------
CASH EQUIVALENT (2.5%)
   Federated Virginia Municipal Cash
     Trust, Institutional Class   7,839,338         7,839
                                                 --------
Total Cash Equivalent
     (Cost $7,839)                                  7,839
                                                 --------
Total Investments (100.9%)
     (Cost $317,261)                              317,261
                                                 --------
OTHER ASSETS AND LIABILITIES (-0.9%)
Investment Advisory Fees Payable                     (104)
Administration Fees Payable                           (18)
Custodian Fees Payable                                 (5)
Distribution Fees Payable                             (14)
Other Assets and Liabilities, Net                  (2,528)
                                                 --------
Total Other Assets and Liabilities                 (2,669)
                                                 --------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no
   par value) based on 209,638,143
   outstanding shares of beneficial interest      209,632
Paid in Capital -- A Shares
   (unlimited authorization -- no
   par value) based on 104,794,572
   outstanding shares of beneficial interest      104,801
Accumulated net realized gain on investments          159
                                                 --------
Total Net Assets (100.0%)                        $314,592
                                                 ========
 Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($209,731,888 / 209,638,143 shares)           $   1.00
                                                 ========
Net Asset Value, Offering and Redemption
   Price Per Share -- A Shares
   ($104,859,750 / 104,794,572 shares)           $   1.00
                                                 ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 34.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003



                   KEY TO ABBREVIATIONS AND FOOTNOTES USED IN
                          THE STATEMENTS OF NET ASSETS



AMBAC       Security insured by the American Municipal
            Bond Assurance Corporation
AMT         Alternative Minimum Tax
Cl          Class
COP         Certificate of Participation
FFCB        Federal Farm Credit Bank
FGIC        Security insured by the Financial Guaranty
            Insurance Company
FHLB        Federal Home Loan Bank
FHLMC       Federal Home Loan Mortgage Corporation
FNMA        Federal National Mortgage Association
FSA         Security insured by Financial Securities Assurance
GO          General Obligation
LOC         Letter of Credit
MBIA        Security insured by the Municipal Bond
            Insurance Association
MTN         Medium Term Note
RB          Revenue Bond
Ser         Series


SLMA        Student Loan Marketing Association
STRIP       Separately Traded Registered Interest and Principal Security
(A)         Securities sold within terms of a private placement memorandum, exempt from registration under section 144a of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
(B)         Tri-Party Repurchase Agreement
(C)         Adjustable rate security. The rate reported on the Statement of Net
            Assets is the rate in effect on November 30, 2003.
(D)         Demand and interest rate reset features give these securities a shorter effective maturity date.
(E)         The rate shown is the effective yield at the time of purchase.
(F)         Security purchased on a when-issued basis.
(1)         L Shares have a contingent deferred sales charge. For a description of a possible sales charge, see the prospectus.

                      This page intentionally left blank.

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 2003   (UNAUDITED)


                                                                  TAX-EXEMPT      U.S. GOVERNMENT                        VIRGINIA
                                              PRIME QUALITY         MONEY           SECURITIES      U.S. TREASURY        TAX-FREE
                                              MONEY MARKET          MARKET          MONEY MARKET         MONEY         MONEY MARKET
                                                  FUND               FUND              FUND          MARKET FUND           FUND
                                                 -------           --------        -------------    -------------     ------------
Interest Income ..............................   $35,322            $6,856            $5,522            $5,195            $1,603
                                                 -------            ------            ------            ------            ------
Expenses:
   Investment Advisory Fees ..................    19,516             3,860             3,302             3,398               653
   Administration Fees .......................     2,066               483               350               360               112
   Distribution Fees -- A Shares .............     1,908               197               206                --               205
   Distribution Fees -- L Shares .............        99                --                --                --                --
   Custodian Fees ............................        85                28                14                19                 6
   Transfer Agent Shareholder Servicing Fees .        72                17                13                14                 4
   Transfer Agent Out of Pocket Expenses .....       136                32                23                18                 7
   Professional Fees .........................       102                24                17                18                 6
   Registration Fees .........................       100                26                17                22                 5
   Printing Expenses .........................        72                17                12                12                 4
   Trustee Fees ..............................        27                 6                 4                 5                 2
   Transfer Agent Fees -- T Shares ...........         9                 8                 8                 8                 8
   Transfer Agent Fees -- A Shares ...........        14                 7                 8                --                 6
   Transfer Agent Fees -- L Shares ...........        12                --                --                --                --
   Insurance and Other Fees ..................        90                11                12                17                --
                                                 -------            ------            ------            ------            ------
   Total Expenses ............................    24,308             4,716             3,986             3,891             1,018
                                                 -------            ------            ------            ------            ------
   Less: Investment Advisory
Fees Waived ..................................    (3,303)             (695)             (457)             (470)               --
        Distribution Fees Waived --
A Shares .....................................      (220)              (36)              (33)               --              (118)
        Distribution Fees Waived --
L Shares .....................................       (72)               --                --                --                --
                                                 -------            ------            ------            ------            ------
   Net Expenses ..............................    20,713             3,985             3,496             3,421               900
                                                 -------            ------            ------            ------            ------
Net Investment Income ........................    14,609             2,871             2,026             1,774               703
                                                 -------            ------            ------            ------            ------
Net Realized Gain on
   Securities Sold ...........................       657                65                --               232                57
                                                 -------            ------            ------            ------            ------
Net Increase in Net Assets
   from Operations ...........................   $15,266            $2,936            $2,026            $2,006            $  760
                                                 =======            ======            ======            ======            ======


Amounts designated as "--" are either $0 or round to $0.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED) AND YEAR ENDED MAY 31, 2003


                                                            PRIME QUALITY                           TAX-EXEMPT
                                                          MONEY MARKET FUND                      MONEY MARKET FUND
                                                   -------------------------------         -----------------------------
                                                     06/01/03-           06/01/02-          06/01/03-          06/01/02-
                                                      11/30/03            05/31/03           11/30/03           05/31/03
                                                     ---------           ---------          ---------          ---------
Operations:
  Net Investment Income ........................   $    14,609         $    65,189         $    2,871        $     9,430
  Net Realized Gain (Loss) on Securities Sold ..           657                 (79)                65                145
                                                   -----------         -----------         ----------        -----------
  Net Increase in Net Assets
         from Operations .......................        15,266              65,110              2,936              9,575
                                                   -----------         -----------         ----------        -----------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    T Shares ...................................       (11,091)            (46,605)            (2,468)            (7,837)
    A Shares ...................................        (3,487)            (18,499)              (403)            (1,593)
    L Shares....................................           (31)                (85)                --                 --
  Capital Gains:
    T Shares....................................            --                (495)                --               (103)
    A Shares....................................            --                (240)                --                (31)
    L Shares....................................            --                  (2)                --                 --
                                                   -----------         -----------         ----------        -----------
  Total  Dividends and Distributions ...........       (14,609)            (65,926)            (2,871)            (9,564)
                                                   -----------         -----------         ----------        -----------
Capital Transactions (1):
  T Shares:
    Proceeds from Shares Issued ................     1,657,756           4,749,028            617,666          1,422,487
    Reinvestment of Cash Distributions .........           941               3,794                 --                 --
    Cost of Shares Redeemed . ..................    (2,082,122)         (4,375,170)          (546,844)        (1,241,913)
                                                   -----------         -----------         ----------        -----------
  Increase (Decrease) in Net Assets From
        T Share Transactions ...................      (423,425)            377,652             70,822            180,574
                                                   -----------         -----------         ----------        -----------
A Shares (2):
    Proceeds from Shares Issued ................       469,346           1,009,181            166,722            247,204
    Reinvestment of Cash Distributions .........         3,481              18,722                403              1,624
    Cost of Shares Redeemed ....................      (490,701)           (989,190)          (138,270)          (227,422)
                                                   -----------         -----------         ----------        -----------
  Increase (Decrease) in Net Assets From
        A Share Transactions ...................       (17,874)             38,713             28,855             21,406
                                                   -----------         -----------         ----------        -----------
L Shares:
    Proceeds from Shares Issued ................        36,078              26,381                 --                 --
    Reinvestment of Cash Distributions .........            26                  75                 --                 --
    Cost of Shares Redeemed ....................       (22,326)            (24,123)                --                 --
                                                   -----------         -----------         ----------        -----------
  Increase in Net Assets From
        L Share Transactions ...................        13,778               2,333                 --                 --
                                                   -----------         -----------         ----------        -----------
    Increase (Decrease) in Net Assets
        From Share Transactions ................      (427,521)            418,698             99,677            201,980
                                                   -----------         -----------         ----------        -----------
      Total Increase (Decrease) in
           Net Assets...........................      (426,864)            417,882             99,742            201,991
                                                   -----------         -----------         ----------        -----------
Net Assets:
  Beginning of Period ..........................     6,224,420           5,806,538          1,327,866          1,125,875
                                                   -----------         -----------         ----------        -----------
  End of Period ................................    $5,797,556          $6,224,420         $1,427,608         $1,327,866
                                                   ===========         ===========         ==========        ===========

                                                   U.S. GOVERNMENT
                                                     SECURITIES                    U.S. TREASURY             VIRGINIA TAX-FREE
                                                  MONEY MARKET FUND              MONEY MARKET FUND           MONEY MARKET FUND
                                              -------------------------     -------------------------    ------------------------
                                              06/01/03-       06/01/02-      06/01/03-      06/01/02-     6/01/03-       6/01/02-
                                               11/30/03        05/31/03       11/30/03       05/31/03     11/30/03       05/31/03
                                              ---------      ----------     ----------     ----------    ---------      ---------
Operations:
  Net Investment Income .....................$    2,026      $   11,619     $    1,774     $    7,887    $     703      $   2,611
  Net Realized Gain (Loss) on Securities Sold        --              --            232            500           57            107
                                             ----------      ----------     ----------     ----------    ---------      ---------
   Net Increase in Net Assets
         from Operations ....................     2,026          11,619          2,006          8,387          760          2,718
                                             ----------      ----------     ----------     ----------    ---------      ---------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    T Shares ................................    (1,682)         (9,571)        (2,061)        (7,887)        (543)        (1,959)
    A Shares ................................      (344)         (2,048)            --             --         (160)          (652)
    L Shares ................................        --              --             --             --           --             --
  Capital Gains:
    T Shares ................................        --              --             --           (442)          --             (5)
    A Shares ................................        --              --             --             --           --             (2)
    L Shares ................................        --              --             --             --           --             --
                                             ----------      ----------     ----------     ----------    ---------      ---------
  Total  Dividends and Distributions ........    (2,026)        (11,619)        (2,061)        (8,329)        (703)        (2,618)
                                             ----------      ----------     ----------     ----------    ---------      ---------
Capital Transactions (1):
  T Shares:
    Proceeds from Shares Issued .............   571,475         966,202        934,115      1,327,065      136,288        341,280
    Reinvestment of Cash Distributions ......       235           1,240             30             96           81            184
    Cost of Shares Redeemed .................  (892,934)       (972,641)      (701,162)    (1,118,386)    (146,376)      (362,518)
                                             ----------      ----------     ----------     ----------    ---------      ---------
  Increase (Decrease) in Net Assets From
        T Share Transactions ................  (321,224)         (5,199)       232,983        208,775      (10,007)       (21,054)
                                             ----------      ----------     ----------     ----------    ---------      ---------
A Shares (2):
    Proceeds from Shares Issued .............   145,610         439,242            400             --       56,972        114,606
    Reinvestment of Cash Distributions ......       343           2,037             --             --          160            654
    Cost of Shares Redeemed .................  (159,365)       (401,037)            --             --      (48,616)      (118,102)
                                             ----------      ----------     ----------     ----------    ---------      ---------
  Increase (Decrease) in Net Assets From
        A Share Transactions ................   (13,412)         40,242            400             --        8,516         (2,842)
                                             ----------      ----------     ----------     ----------    ---------      ---------
L Shares:
    Proceeds from Shares Issued .............        --              --             --             --           --             --
    Reinvestment of Cash Distributions ......        --              --             --             --           --             --
    Cost of Shares Redeemed .................        --              --             --             --           --             --
                                             ----------      ----------     ----------     ----------    ---------      ---------
  Increase in Net Assets From
        L Share Transactions ................        --              --             --             --           --             --
                                             ----------      ----------     ----------     ----------    ---------      ---------
    Increase (Decrease) in Net Assets
        From Share Transactions .............  (334,636)         35,043        233,383        208,775       (1,491)       (23,896)
                                             ----------      ----------     ----------     ----------    ---------      ---------
      Total Increase (Decrease) in
           Net Assets .......................  (334,636)         35,043        233,328        208,833       (1,434)       (23,796)
                                             ----------      ----------     ----------     ----------    ---------      ---------
 Net Assets:
  Beginning of Period ....................... 1,242,806       1,207,763      1,080,779        871,946      316,026        339,822
                                             ----------      ----------     ----------     ----------    ---------      ---------
   End of Period ............................$  908,170      $1,242,806     $1,314,107     $1,080,779    $ 314,592      $ 316,026
                                             ==========      ==========     ==========     ==========    =========      =========

  (1) For Capital Share Transactions see Note 5 in the Notes to Financial Statements.
  (2) U.S. Treasury Money Market Fund A Shares commenced operations on November 12, 2003.
  Amounts designated as "--" are either $0 or round to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED) AND THE YEARS ENDED MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                                            DIVIDENDS    DISTRIBUTIONS
                                    NET                           NET                         FROM           FROM          TOTAL
                                ASSET VALUE,       NET          REALIZED         TOTAL         NET          REALIZED     DIVIDENDS
                                BEGINNING OF    INVESTMENT    GAIN (LOSS)        FROM      INVESTMENT        CAPITAL        AND
                                   PERIOD         INCOME     ON INVESTMENTS   OPERATIONS     INCOME          GAINS     DISTRIBUTIONS
                                ------------    ----------   --------------   ----------   -----------   ------------- -------------
PRIME QUALITY MONEY MARKET FUND
T Shares
           2003*                   $1.00         $  --(B)        $--(B)         $  --         $   --**         $--         $   --**
           2003                     1.00          0.01            --             0.01          (0.01)           --**        (0.01)
           2002                     1.00          0.02            --             0.02          (0.02)           --          (0.02)
           2001                     1.00          0.06            --             0.06          (0.06)           --          (0.06)
           2000                     1.00          0.05            --             0.05          (0.05)           --          (0.05)
           1999                     1.00          0.05            --             0.05          (0.05)           --          (0.05)
A Shares
           2003*                   $1.00         $  --(B)        $--(B)         $  --         $   --**         $--         $   --**
           2003                     1.00          0.01            --             0.01          (0.01)           --**        (0.01)
           2002                     1.00          0.02            --             0.02          (0.02)           --          (0.02)
           2001                     1.00          0.05            --             0.05          (0.05)           --          (0.05)
           2000                     1.00          0.05            --             0.05          (0.05)           --          (0.05)
           1999                     1.00          0.05            --             0.05          (0.05)           --          (0.05)
L Shares
           2003*                   $1.00         $  --(B)        $--(B)         $  --         $   --**         $--         $   --**
           2003                     1.00          0.01            --             0.01          (0.01)           --**        (0.01)
           2002                     1.00          0.01            --             0.01          (0.01)           --          (0.01)
           2001                     1.00          0.05            --             0.05          (0.05)           --          (0.05)
           2000 (A)                 1.00          0.03            --             0.03          (0.03)           --          (0.03)

TAX-EXEMPT MONEY MARKET FUND
T Shares
           2003*                   $1.00         $  --(B)        $--(B)         $  --         $   --**         $--         $   --**
           2003                     1.00          0.01            --             0.01          (0.01)           --**        (0.01)
           2002                     1.00          0.01            --             0.01          (0.01)           --**        (0.01)
           2001                     1.00          0.03            --             0.03          (0.03)           --          (0.03)
           2000                     1.00          0.03            --             0.03          (0.03)           --          (0.03)
           1999                     1.00          0.03            --             0.03          (0.03)           --          (0.03)
A Shares
           2003*                   $1.00         $  --(B)        $--(B)         $  --         $   --**         $--         $   --**
           2003                     1.00          0.01            --             0.01          (0.01)           --**        (0.01)
           2002                     1.00          0.01            --             0.01          (0.01)           --**        (0.01)
           2001                     1.00          0.03            --             0.03          (0.03)           --          (0.03)
           2000                     1.00          0.03            --             0.03          (0.03)           --          (0.03)
           1999                     1.00          0.03            --             0.03          (0.03)           --          (0.03)




 +  Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes the shareholder may pay on fund distributions or redemption of fund shares.
 *  For the six month period ended November 30, 2003. All ratios for the period have been annualized.
**  Amount represents less than $0.01 per share.
(A) Commenced operations on October 4, 1999. All ratios for the period have been annualized.
(B) Per share data calculated using average shares method.
    Amounts designated as "--" are either $0 or have been rounded to $0.

--------------------------------------------------------------------------------


                                                                                                                     RATIO OF
                                                                                                                    EXPENSES TO
                                                                                RATIO OF NET        RATIO OF          AVERAGE
                                 NET ASSET                       NET ASSETS,     EXPENSES TO     NET INVESTMENT     NET ASSETS
                                 VALUE, END      TOTAL             END OF          AVERAGE         INCOME TO        (EXCLUDING
                                 OF PERIOD       RETURN+        PERIOD (000)      NET ASSETS   AVERAGE NET ASSETS    WAIVERS)
                                 ----------      -------        ------------    ------------   ------------------   -----------
PRIME QUALITY MONEY MARKET FUND
T Shares
           2003*                    $1.00          0.27%          $3,861,289          0.63%          0.54%             0.74%
           2003                      1.00          1.17            4,284,266          0.63           1.14              0.74
           2002                      1.00          2.29            3,907,203          0.63           2.22              0.74
           2001                      1.00          5.75            3,728,371          0.63           5.57              0.75
           2000                      1.00          5.20            3,311,229          0.60           5.06              0.75
           1999                      1.00          4.83            3,903,232          0.60           4.69              0.77
A Shares
           2003*                    $1.00          0.18%          $1,907,853          0.81%          0.37%             0.94%
           2003                      1.00          0.98            1,925,521          0.81           0.96              0.94
           2002                      1.00          2.11            1,887,033          0.81           2.09              0.94
           2001                      1.00          5.57            1,927,309          0.80           5.36              0.95
           2000                      1.00          5.02            1,312,653          0.77           4.94              0.95
           1999                      1.00          4.66              918,100          0.77           4.52              0.97
L Shares
           2003*                    $1.00          0.12%          $   28,414          0.92%          0.23%             1.58%
           2003                      1.00          0.54               14,633          1.25           0.53              1.62
           2002                      1.00          1.36               12,302          1.54           1.04              1.70
           2001                      1.00          4.75                4,051          1.53           4.54              1.92
           2000 (A)                  1.00          2.93                3,445          1.50           4.46              1.99

TAX-EXEMPT MONEY MARKET FUND
T Shares
           2003*                    $1.00          0.22%          $1,159,290          0.54%          0.43%             0.64%
           2003                      1.00          0.81            1,088,415          0.54           0.79              0.64
           2002                      1.00          1.38              907,827          0.55           1.39              0.65
           2001                      1.00          3.47            1,080,362          0.54           3.40              0.65
           2000                      1.00          3.19              755,858          0.52           3.16              0.66
           1999                      1.00          2.81              641,640          0.52           2.75              0.66
A Shares
           2003*                    $1.00          0.15%          $  268,318          0.67%          0.30%             0.80%
           2003                      1.00          0.68              239,451          0.67           0.67              0.79
           2002                      1.00          1.26              218,048          0.67           1.25              0.80
           2001                      1.00          3.35              256,894          0.67           3.22              0.80
           2000                      1.00          3.07              125,500          0.64           3.01              0.82
           1999                      1.00          2.69              128,854          0.64           2.66              0.82



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED) AND THE YEARS ENDED MAY 31, (UNLESS OTHERWISE NOTED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                                           DIVIDENDS    DISTRIBUTIONS
                                    NET                          NET                         FROM           FROM           TOTAL
                               ASSET VALUE,       NET          REALIZED          TOTAL        NET          REALIZED       DIVIDENDS
                               BEGINNING OF    INVESTMENT    GAIN (LOSS)         FROM     INVESTMENT       CAPITAL          AND
                                  PERIOD         INCOME     ON INVESTMENTS    OPERATIONS    INCOME          GAINS      DISTRIBUTIONS
                               ------------    ----------   --------------    ----------  -----------   -------------  -------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
T Shares
           2003*                   $1.00         $  --(D)        $--(D)         $  --         $   --***       $ --         $   --***
           2003                     1.00          0.01            --             0.01          (0.01)           --          (0.01)
           2002                     1.00          0.02            --             0.02          (0.02)           --          (0.02)
           2001                     1.00          0.05            --             0.05          (0.05)           --          (0.05)
           2000                     1.00          0.05            --             0.05          (0.05)           --          (0.05)
           1999                     1.00          0.04            --             0.04          (0.04)           --          (0.04)
A Shares
           2003*                   $1.00         $  --(D)        $--(D)         $  --         $   --***       $ --         $   --***
           2003                     1.00          0.01            --             0.01          (0.01)           --          (0.01)
           2002                     1.00          0.02            --             0.02          (0.02)           --          (0.02)
           2001                     1.00          0.05            --             0.05          (0.05)           --          (0.05)
           2000                     1.00          0.05            --             0.05          (0.05)           --          (0.05)
           1999                     1.00          0.04            --             0.04          (0.04)           --          (0.04)

U.S. TREASURY MONEY MARKET FUND (A)
T Shares
           2003*                   $1.00         $  --(D)        $--(D)         $  --         $   --***       $ --         $   --***
           2003                     1.00          0.01            --             0.01          (0.01)           --***       (0.01)
           2002                     1.00          0.02            --             0.02          (0.02)           --          (0.02)
           2001                     1.00          0.05            --             0.05          (0.05)           --          (0.05)
           2000                     1.00          0.05            --             0.05          (0.05)           --          (0.05)
           1999**                   1.00          0.02            --             0.02          (0.02)           --          (0.02)
           For the Year Ended November 30:
           1998                     1.00          0.05            --             0.05          (0.05)           --          (0.05)
A Shares
           2003*(C)                $1.00         $  --(D)        $--(D)         $  --         $   --***       $ --         $   --***

VIRGINIA TAX-FREE MONEY MARKET FUND (B)
T Shares
           2003*                   $1.00         $  --(D)        $--(D)         $  --         $   --***       $ --         $   --***
           2003                     1.00          0.01            --             0.01          (0.01)           --***       (0.01)
           2002                     1.00          0.01            --             0.01          (0.01)           --***       (0.01)
           2001                     1.00          0.03            --             0.03          (0.03)           --          (0.03)
           2000                     1.00          0.03            --             0.03          (0.03)           --          (0.03)
           1999**                   1.00          0.01            --             0.01          (0.01)           --          (0.01)
           For the Year Ended November 30:
           1998                     1.00          0.03            --             0.03          (0.03)           --          (0.03)
A Shares
           2003*                   $1.00         $  --(D)        $--(D)         $  --         $   --***       $ --         $   --***
           2003                     1.00          0.01            --             0.01          (0.01)           --***       (0.01)
           2002                     1.00          0.01            --             0.01          (0.01)           --***       (0.01)
           2001                     1.00          0.03            --             0.03          (0.03)           --          (0.03)
           2000                     1.00          0.03            --             0.03          (0.03)           --          (0.03)
           1999**                   1.00          0.01            --             0.01          (0.01)           --          (0.01)
           For the Year Ended November 30:
           1998                     1.00          0.03            --             0.03          (0.03)           --          (0.03)

  + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes the shareholder may pay on fund distributions or redemption of fund shares.
  * For the six month period ended November 30, 2003. All ratios for the period have been annualized.
 ** For the period December 1, 1998 to May 31, 1999. All ratios for the period have been annualized.
*** Amount represents less than $0.01 per share.
(A) On May 24, 1999, the CrestFund U.S. Treasury Money Fund exchanged all of its assets and certain liabilities for shares of the
    U.S. Treasury Money Market Fund. The CrestFund U.S. Treasury Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

--------------------------------------------------------------------------------

                                                                                                                     RATIO OF
                                                                                                                    EXPENSES TO
                                                                                 RATIO OF NET       RATIO OF          AVERAGE
                                 NET ASSET                       NET ASSETS,     EXPENSES TO     NET INVESTMENT      NET ASSETS
                                 VALUE, END       TOTAL            END OF          AVERAGE         INCOME TO         (EXCLUDING
                                 OF PERIOD       RETURN+        PERIOD (000)      NET ASSETS   AVERAGE NET ASSETS     WAIVERS)
                                 ----------      -------        ------------      ----------   ------------------   -----------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
T Shares
           2003*                    $1.00          0.22%         $  671,336           0.65%          0.43%             0.74%
           2003                      1.00          1.01             992,560           0.65           1.00              0.74
           2002                      1.00          2.25             997,759           0.66           2.17              0.75
           2001                      1.00          5.56             805,285           0.65           5.29              0.75
           2000                      1.00          4.86             468,568           0.63           4.80              0.74
           1999                      1.00          4.57             404,459           0.63           4.47              0.76
A Shares
           2003*                    $1.00          0.14%         $  236,834           0.80%          0.28%             0.92%
           2003                      1.00          0.86             250,246           0.80           0.86              0.92
           2002                      1.00          2.11             210,004           0.80           2.02              0.92
           2001                      1.00          5.41             158,087           0.79           5.14              0.93
           2000                      1.00          4.71              79,311           0.77           4.62              0.93
           1999                      1.00          4.41              61,472           0.77           4.32              0.98

U.S. TREASURY MONEY MARKET FUND (A)
T Shares
           2003*                    $1.00          0.20%         $1,313,707           0.65%          0.34%             0.74%
           2003                      1.00          0.88           1,080,779           0.65           0.81              0.74
           2002                      1.00          1.96             871,946           0.65           1.90              0.74
           2001                      1.00          5.36             733,768           0.66           5.23              0.76
           2000                      1.00          4.81             723,277           0.63           4.71              0.74
           1999**                    1.00          2.08             760,833           0.68           4.10              0.83
           For the Year Ended November 30:
           1998                      1.00          4.89             699,923           0.66           4.77              0.81
A Shares
           2003*(C)                 $1.00          0.02%         $      400           0.75%          0.24%             0.89%

VIRGINIA TAX-FREE MONEY MARKET FUND (B)
T Shares
           2003*                    $1.00          0.24%         $  209,732           0.50%          0.48%             0.50%
           2003                      1.00          0.85             219,701           0.49           0.84              0.49
           2002                      1.00          1.44             240,681           0.50           1.45              0.50
           2001                      1.00          3.51             226,188           0.50           3.45              0.50
           2000                      1.00          0.03             245,243           0.51           3.19              0.51
           1999**                    1.00          1.27             270,431           0.67           2.51              0.82
           For the Year Ended November 30:
           1998                      1.00          2.97             270,899           0.66           2.92              0.81
A Shares
           2003*                    $1.00          0.16%         $  104,860           0.67%          0.31%             0.90%
           2003                      1.00          0.67              96,325           0.67           0.66              0.90
           2002                      1.00          1.27              99,141           0.67           1.22              0.90
           2001                      1.00          3.35              93,004           0.66           3.28              0.91
           2000                      1.00          3.07              62,878           0.67           3.17              0.73
           1999**                    1.00          1.27               5,955           0.67           2.52              1.06
           For the Year Ended November 30:
           1998                      1.00          2.96               8,851           0.67           2.92              1.07

(B) On May 24, 1999, the CrestFund Tax-Free Money Fund exchanged all of its assets and certain liabilities for shares of the
    Virginia Tax-Free Money Market Fund. The CrestFund Tax-Free Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
(C) Commenced operations on November 12, 2003.
(D) Per share data calculated using average shares method.
Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003



1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company offering 44 funds as of November 30, 2003. The financial statements presented herein are those of the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the U.S. Government Securities Money Market Fund, the U.S. Treasury Money Market Fund and the Virginia Tax-Free Money Market Fund (each a "Fund" and collectively the "Retail Money Market Funds" or the "Funds"). The Funds may offer the following share classes:
T shares (formerly Trust shares), A shares (formerly Investor shares) and L shares (formerly Flex shares). The financial statements of the remaining funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the
Trust:

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

     SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to the next interest readjustment date, the date the principal owned can be recovered through demand, or the maturity date of the security and are included in interest income.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



     fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested.

     EXPENSES -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution and transfer agent fees, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders, which are determined in accordance with Federal tax regulations, are recorded on the ex-dividend date. Dividends from net investment income of each of the Funds are declared daily and paid monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3. Agreements and Other Transactions with Affiliates:

INVESTMENT ADVISORY AGREEMENT -- The Trust and Trusco Capital Management, Inc. (the "Investment Adviser"), a wholly owned subsidiary of SunTrust Banks, Inc., have entered into advisory agree- ments dated June 15, 1993, and last amended September 4, 2003.

Under terms of the amended agreement, the Funds are charged the following annual fees based upon average daily net assets:

                                                                         MAXIMUM
                                                                         ANNUAL
                                                                        ADVISORY
                                                                          FEE
                                                                        --------
Prime Quality Money Market Fund ....................................      0.65%
Tax-Exempt Money Market Fund .......................................      0.55
U.S. Government Securities Money Market Fund .......................      0.65
U.S. Treasury Money Market Fund ....................................      0.65
Virginia Tax-Free Money Market Fund ................................      0.40

The Investment Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse Fund expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

ADMINISTRATION AGREEMENT -- The Trust and SEI Investments Global Funds Services (the "Administrator") are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999 under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

DISTRIBUTION AGREEMENT -- The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement dated November 21, 1995. The Distributor will receive no fees for its distribution services under this agreement for the T Shares of any Fund. With respect to the A and L Shares, the Distributor receives amounts, pursuant to a Distribution Plan

NOTES TO FINANCIAL STATEMENTS  (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  NOVEMBER 30, 2003



and (in the case of L Shares) a Distribution and Service Plan, as outlined in the table below.

                                                     MAXIMUM         MAXIMUM
                                                    A SHARE          L SHARE
                                                  DISTRIBUTION     DISTRIBUTION
                                                       FEE       AND SERVICE FEE
                                                 -------------   ---------------
Prime Quality Money Market Fund .................     0.20%            0.75%
Tax-Exempt Money Market Fund ....................     0.15%              --
U.S. Government Securities
   Money Market Fund ............................     0.17%              --
U.S. Treasury Money Market Fund .................     0.15%              --
Virginia Tax-Free Money Market Fund .............     0.40%              --

The Distributor has voluntarily agreed to waive all or a portion of its fees (and to reimburse Fund expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

TRANSFER AGENCY AGREEMENTS -- The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994, as amended April 16, 2003, under which Federated Services Company provides transfer agency services to the Trust.

The Trust and SunTrust Securities Inc. ("STS"), a wholly-owned subsidiary of SunTrust Banks, Inc., are parties to an agreement under which STS provides certain transfer agency account activity processing and servicing. The transfer agency service fees are based upon a monthly per account charge for the total shareholder accounts at the Trust's transfer agent.

CUSTODIAN AGREEMENT -- SunTrust Bank (the "Custodian") acts as custodian for the Funds. The custodian is paid on the basis of the net assets and transaction costs of the Funds. The custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

OTHER -- Certain officers of the Trust are also officers of the Adviser, Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital Markets, Inc. which is a direct non-bank subsidiary of SunTrust Banks, Inc. to act as an agent in placing repurchase agreements for the Trust. For the six month period ended November 30, 2003, the following Funds paid SunTrust Robinson Humphrey through a reduction in the yield earned by the Funds on those repurchase agreements:

                                                                          FEES
                                                                        --------
Prime Quality Money Market Fund ....................................    $ 20,018
U.S. Government Securities Money Market Fund .......................      74,617
U.S. Treasury Money Market Fund ....................................     199,361

4. Federal Tax Policies and Information:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

As of May 31, 2003, the U.S. Government Securities Money Market Fund had capital loss carryovers of approximately $15,000 which will expire in 2009. Capital loss carryovers represent losses that can be carried forward for a maximum of eight years to offset future net realized capital gains.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



5. Capital Share Transactions:

Capital Share transactions for the Funds were as follows (000):

                                                            PRIME QUALITY                           TAX-EXEMPT
                                                          MONEY MARKET FUND                      MONEY MARKET FUND
                                                   -------------------------------         -----------------------------
                                                     06/01/03-           06/01/02-          06/01/03-          06/01/02-
                                                      11/30/03            05/31/03           11/30/03           05/31/03
                                                     ---------           ---------          ---------          ---------
Shares Issued and Redeemed:
  T Shares:
    Shares Issued ..............................     1,657,756           4,749,028            617,666          1,422,487
    Shares Issued in Lieu of
       Cash Distributions ......................           941               3,794                 --                 --
    Shares Redeemed ............................    (2,082,122)         (4,375,170)          (546,844)        (1,241,913)
                                                   -----------          ----------          ---------         ----------
    Net T Share Transactions ...................      (423,425)            377,652             70,822            180,574
                                                   -----------          ----------          ---------         ----------
  A Shares:
    Shares Issued ..............................       469,346           1,009,181            166,722            247,204
    Shares Issued in Lieu of
       Cash Distributions ......................         3,481              18,722                403              1,624
    Shares Redeemed ............................      (490,701)           (989,190)          (138,270)          (227,422)
                                                   -----------          ----------          ---------         ----------
    Net A Share Transactions ...................       (17,874)             38,713             28,855             21,406
                                                   -----------          ----------          ---------         ----------

  L Shares:
    Shares Issued...............................        36,078              26,381                 --                 --
    Shares Issued in Lieu of
       Cash Distributions.......................            26                  75                 --                 --
    Shares Redeemed.............................       (22,326)            (24,123)                --                 --
                                                   -----------          ----------          ---------         ----------
    Net L Share Transactions....................        13,778               2,333                 --                 --
                                                   -----------          ----------          ---------         ----------
    Net Change in Capital Shares ...............      (427,521)            418,698             99,677            201,980
                                                   ===========          ==========          =========         ==========

                                                   U.S. GOVERNMENT
                                                     SECURITIES                    U.S. TREASURY             VIRGINIA TAX-FREE
                                                  MONEY MARKET FUND              MONEY MARKET FUND           MONEY MARKET FUND
                                              -------------------------     -------------------------    ------------------------
                                              06/01/03-       06/01/02-      06/01/03-      06/01/02-    06/01/03-      06/01/02-
                                               11/30/03        05/31/03       11/30/03       05/31/03     11/30/03       05/31/03
                                              ---------       ---------      ---------      ---------    ---------      ---------
Shares Issued and Redeemed:
  T Shares:
    Shares Issued ............                  571,475         966,202        934,115      1,327,065      136,288        341,280
    Shares Issued in Lieu of
       Cash Distributions ....                      235           1,240             30             96           81            184
    Shares Redeemed ..........                 (892,934)       (972,641)      (701,162)    (1,118,386)    (146,376)      (362,518)
                                               --------        --------       --------     ----------     --------       --------
    Net T Share Transactions .                 (321,224)         (5,199)       232,983        208,775      (10,007)       (21,054)
                                               --------        --------       --------     ----------     --------       --------
  A Shares:
    Shares Issued ............                  145,610         439,242            400             --       56,972        114,606
    Shares Issued in Lieu of
       Cash Distributions ....                      343           2,037             --             --          160            654
    Shares Redeemed ..........                 (159,365)       (401,037)            --             --      (48,616)      (118,102)
                                               --------        --------       --------     ----------     --------       --------
    Net A Share Transactions .                  (13,412)         40,242            400             --        8,516         (2,842)
                                               --------        --------       --------     ----------     --------       --------
  L Shares:
    Shares Issued.............                       --              --             --             --           --             --
    Shares Issued in Lieu of
       Cash Distributions.....                       --              --             --             --           --             --
    Shares Redeemed...........                       --              --             --             --           --             --
                                               --------        --------       --------     ----------     --------       --------
    Net L Share Transactions..                       --              --             --             --           --             --
                                               --------        --------       --------     ----------     --------       --------
    Net Change in Capital Shares               (334,636)         35,043        233,383        208,775       (1,491)       (23,896)
                                               ========        ========       ========     ==========     ========       ========



6. Concentrations/Risks:

The Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating agency, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Virginia Tax-Free Money Market Fund concentrates its investments in securities of issuers located in a specific region, subjecting the Fund to the economic and government policies of that region.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

                               INVESTMENT ADVISER
                        Trusco Capital Management, Inc.

            STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by an affiliate of SunTrust Banks, Inc.


                                  DISTRIBUTOR
                        SEI Investments Distribution Co.

                      This information must be preceded or
                      accompanied by a current prospectus
                            for each Fund described.




                                                                 STI-SA-002-0400

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.   (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                               SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STI Classic Funds


By (Signature and Title)*                 /s/ James F. Volk
                                          --------------------------------------
                                          James F. Volk, President

Date 01/23/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          --------------------------------------
                                          James F. Volk, President

Date 01/23/04


By (Signature and Title)*                 /s/ Jennifer E. Spratley
                                          --------------------------------------
                                          Jennifer E. Spratley, CFO

Date 01/23/04
* Print the name and title of each signing officer under his or her signature.